UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03334

Calvert Social Investment Fund

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2024

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Social Investment Fund
Semiannual Report
March 31, 2024

Calvert Balanced Fund    •    Calvert Bond Fund    •    Calvert Equity Fund

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2024
Calvert
Social Investment Fund

Calvert
Balanced Fund
March 31, 2024
Performance

Portfolio Manager(s) Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/21/1982	10/21/1982	17.38%	19.04%	9.34%	7.76%
Class A with 5.25% Maximum Sales Charge	—	—	11.23	12.79	8.17	7.18
Class C at NAV	03/01/1994	10/21/1982	16.95	18.13	8.51	7.09
Class C with 1% Maximum Deferred Sales Charge	—	—	15.95	17.13	8.51	7.09
Class I at NAV	12/27/2004	10/21/1982	17.53	19.32	9.60	8.09
Class R6 at NAV	02/01/2019	10/21/1982	17.57	19.41	9.65	8.12

Russell 1000® Index	—	—	23.49%	29.87%	14.74%	12.67%
Bloomberg U.S. Aggregate Bond Index	—	—	5.99	1.70	0.36	1.54
Balanced Blended Benchmark	—	—	16.27	17.97	9.14	8.36

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.92%	1.68%	0.68%	0.62%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Balanced Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Fixed-Income Allocation (% of total investments)

3

Calvert
Bond Fund
March 31, 2024
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	6.82%	3.59%	1.18%	2.03%
Class A with 3.25% Maximum Sales Charge	—	—	3.37	0.20	0.52	1.70
Class C at NAV	06/01/1998	08/24/1987	6.35	2.69	0.36	1.36
Class C with 1% Maximum Deferred Sales Charge	—	—	5.35	1.70	0.36	1.36
Class I at NAV	03/31/2000	08/24/1987	6.84	3.73	1.37	2.34
Class R6 at NAV	10/03/2017	08/24/1987	6.96	3.87	1.44	2.37

Bloomberg U.S. Aggregate Bond Index	—	—	5.99%	1.70%	0.36%	1.54%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.76%	1.56%	0.56%	0.48%
Net	0.73	1.53	0.53	0.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Bond Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of net assets)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
5

Calvert
Equity Fund
March 31, 2024
Performance

Portfolio Manager(s) Joseph B. Hudepohl, CFA, Lance V. Garrison, CFA, Jeffrey A. Miller, CFA and Robert R. Walton, Jr., CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	19.09%	19.71%	13.87%	13.32%
Class A with 5.25% Maximum Sales Charge	—	—	12.84	13.43	12.65	12.71
Class C at NAV	03/01/1994	08/24/1987	18.62	18.80	13.02	12.64
Class C with 1% Maximum Deferred Sales Charge	—	—	17.62	17.80	13.02	12.64
Class I at NAV	11/01/1999	08/24/1987	19.23	20.01	14.16	13.68
Class R6 at NAV	10/03/2017	08/24/1987	19.27	20.10	14.23	13.72

Russell 1000® Growth Index	—	—	27.19%	39.00%	18.50%	15.97%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.91%	1.66%	0.66%	0.59%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
6

Calvert
Equity Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)
Top 10 Holdings (% of net assets)[1]
Mastercard, Inc., Class A	4.9%
Microsoft Corp.	4.8
Alphabet, Inc., Class C	4.8
Thermo Fisher Scientific, Inc.	4.7
Visa, Inc., Class A	4.7
Danaher Corp.	4.6
TJX Cos., Inc.	3.6
Zoetis, Inc.	3.6
Gartner, Inc.	3.3
Intuit, Inc.	3.2
Total	42.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
7

Calvert
Social Investment Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios for Calvert Bond Fund reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profiles subject to change due to active management.
8

Calvert
Social Investment Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Balanced Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,173.80	$5.00	0.92%
Class C	$1,000.00	$1,169.50	$9.06	1.67%
Class I	$1,000.00	$1,175.30	$3.64	0.67%
Class R6	$1,000.00	$1,175.70	$3.37	0.62%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.65	0.92%
Class C	$1,000.00	$1,016.65	$8.42	1.67%
Class I	$1,000.00	$1,021.65	$3.39	0.67%
Class R6	$1,000.00	$1,021.90	$3.13	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
9

Calvert
Social Investment Fund
March 31, 2024
Fund Expenses — continued

Calvert Bond Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,068.20	$3.77 **	0.73%
Class C	$1,000.00	$1,063.50	$7.89 **	1.53%
Class I	$1,000.00	$1,068.40	$2.74 **	0.53%
Class R6	$1,000.00	$1,069.60	$2.38 **	0.46%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.35	$3.69 **	0.73%
Class C	$1,000.00	$1,017.35	$7.72 **	1.53%
Class I	$1,000.00	$1,022.35	$2.68 **	0.53%
Class R6	$1,000.00	$1,022.70	$2.33 **	0.46%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
Calvert Equity Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,190.90	$4.98	0.91%
Class C	$1,000.00	$1,186.20	$9.07	1.66%
Class I	$1,000.00	$1,192.30	$3.62	0.66%
Class R6	$1,000.00	$1,192.70	$3.23	0.59%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.45	$4.60	0.91%
Class C	$1,000.00	$1,016.70	$8.37	1.66%
Class I	$1,000.00	$1,021.70	$3.34	0.66%
Class R6	$1,000.00	$1,022.05	$2.98	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
10

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.1%

Security	Principal Amount (000's omitted)*	Value
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	525	$ 490,555
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	155	155,323
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,034	928,130
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,492,565
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	866,586
Conn's Receivables Funding LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	49	48,719
Series 2022-A, Class B, 9.52%, 12/15/26(1)	505	506,837
Series 2022-A, Class C, 0.00%, 12/15/26(1)	1,800	1,643,809
Series 2023-A, Class B, 10.00%, 1/17/28(1)	116	117,048
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	687,554
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	160	152,571
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	1,017,419
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	228,691
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	1,935,235
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	184	180,547
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	265	257,509
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	1,702	1,700,591
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	805	795,937
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	124	122,696
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	545	513,345
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	125	110,270
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,060	939,404
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	159	154,438
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	900	910,852
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	336	325,893
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	541	436,715
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	421	379,898
Helios Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	795	808,773
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	630	603,990
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	204	198,460
Security	Principal Amount (000's omitted)*	Value
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	255	$ 254,774
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	385	385,937
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	209	206,926
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	196	115,457
Lunar Aircraft Ltd.:
Series 2020-1A, Class A, 3.376%, 2/15/45(1)	88	80,998
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	90	77,689
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	630	630,579
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	646	647,890
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	185	185,676
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	400	263,225
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	339	318,738
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	789	701,446
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	0 (3)	1
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	94	81,229
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	77	66,997
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	195	164,513
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	282	227,713
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	1,086	966,226
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	205	172,978
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	127	100,852
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	647	595,986
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	105,409
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	968	860,633
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	755	755,198
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	639	595,932
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,400	1,371,417
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	103	99,187
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	979	928,920
Series 2021-C, Class A, 2.18%, 10/8/31(1)	5,100	4,813,894
Series 2021-C, Class B, 2.67%, 10/8/31(1)	530	497,197
Series 2022-2, Class C, 9.36%, 10/9/29(1)	350	353,711
Series 2022-3, Class B, 8.533%, 1/8/30(1)	1,100	1,106,867
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	1,970	1,971,724
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	237	230,774
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	114	111,926

11
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)		68	$ 66,602
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		603	548,052
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		1,890	1,831,459
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	247	167,892
Series 2023-1A, Class B, 5.75%, 9/15/48(1)		261	245,110
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 4/15/24, 10/15/49(1)(4)		1,000	988,220
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		335	299,434
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		423	362,120
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,970	1,871,443
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		490	496,857
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)		133	132,592
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)		214	205,492
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,116	1,057,658
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		412	382,567
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)		695	655,226
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		85	78,446
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		676	653,652
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		1,119	979,428
Series 2021-A, Class B, 3.15%, 2/20/48(1)		362	293,516
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		1,103	1,051,796
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		1,254	1,235,164
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,787	1,359,229
Sunnova Sol Issuer LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)		223	194,085
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		438	400,790
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		636	519,952
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		1,919	1,794,167
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		252	235,816
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)		30	30,040
Series 2022-3A, Class A, 7.60%, 4/15/29(1)		198	199,301
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)		134	53,725
Security	Principal Amount (000's omitted)*	Value
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	762	$ 694,109
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	29	29,193
Vantage Data Centers LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	971	961,949
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,870	1,649,018
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	567,007
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	872	719,531
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	321	271,995
Series 2020-A, Class C, 6.657%, 3/15/45(1)	119	109,733
Total Asset-Backed Securities (identified cost $65,742,945)		$ 62,151,345

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd.:
Series 2021-3A, Class A2, 6.32%, (30-day SOFR Average + 1.00%), 9/25/31(1)(5)	$590	$ 587,672
Series 2021-3A, Class M1B, 6.72%, (30-day SOFR Average + 1.40%), 9/25/31(1)(5)	415	414,291
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,294	1,177,204
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	685	692,209
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	909	922,624
Eagle Re Ltd., Series 2021-2, Class M1C, 8.77%, (30-day SOFR Average + 3.45%), 4/25/34(1)(5)	415	424,102
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	110	111,945
Series 5402, Class BZ, 6.00%, 4/25/54	50	51,176
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 13.585%, (30-day SOFR Average + 8.264%), 7/25/49(1)(5)	240	279,862
Series 2020-DNA6, Class B1, 8.32%, (30-day SOFR Average + 3.00%), 12/25/50(1)(5)	50	53,998
Series 2020-HQA2, Class B1, 9.535%, (30-day SOFR Average + 4.214%), 3/25/50(1)(5)	108	122,161
Series 2021-DNA2, Class B1, 8.72%, (30-day SOFR Average + 3.40%), 8/25/33(1)(5)	150	165,379
Series 2021-DNA3, Class M1, 6.07%, (30-day SOFR Average + 0.75%), 10/25/33(1)(5)	66	66,200
Series 2022-DNA2, Class M1A, 6.62%, (30-day SOFR Average + 1.30%), 2/25/42(1)(5)	573	576,259

12
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 2M2, 8.035%, (30-day SOFR Average + 2.714%), 5/25/24(5)	$61	$ 61,145
Series 2014-C03, Class 2M2, 8.335%, (30-day SOFR Average + 3.014%), 7/25/24(5)	73	73,512
Series 2019-R01, Class 2B1, 9.785%, (30-day SOFR Average + 4.464%), 7/25/31(1)(5)	150	162,377
Series 2019-R02, Class 1B1, 9.585%, (30-day SOFR Average + 4.264%), 8/25/31(1)(5)	135	144,076
Series 2019-R03, Class 1B1, 9.535%, (30-day SOFR Average + 4.214%), 9/25/31(1)(5)	139	148,727
Series 2019-R05, Class 1B1, 9.535%, (30-day SOFR Average + 4.214%), 7/25/39(1)(5)	182	191,083
Series 2019-R06, Class 2B1, 9.185%, (30-day SOFR Average + 3.864%), 9/25/39(1)(5)	804	839,092
Series 2019-R07, Class 1B1, 8.835%, (30-day SOFR Average + 3.514%), 10/25/39(1)(5)	263	274,119
Series 2020-R02, Class 2B1, 8.435%, (30-day SOFR Average + 3.114%), 1/25/40(1)(5)	1,120	1,161,754
Series 2021-R01, Class 1B2, 11.32%, (30-day SOFR Average + 6.00%), 10/25/41(1)(5)	395	420,895
Series 2021-R02, Class 2B1, 8.62%, (30-day SOFR Average + 3.30%), 11/25/41(1)(5)	35	35,947
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	460	469,421
Series 2023-84, Class MW, 6.00%, 6/20/53	482	490,565
Series 2023-98, Class BW, 6.00%, 7/20/53	68	69,389
Series 2023-99, Class AL, 6.00%, 7/20/53	68	69,380
Series 2023-102, Class SG, 2.723%, (22.55% - 30-day SOFR Average x 3.727), 7/20/53(6)	96	92,361
Series 2024-44, Class LM, 6.00%, 3/20/54	268	273,365
Series 2024-46, Class AL, 6.00%, 3/20/54	67	68,272
Home Re Ltd.:
Series 2018-1, Class M2, 8.444%, (1 mo. SOFR + 3.114%), 10/25/28(1)(5)	233	235,977
Series 2021-1, Class M2, 8.285%, (30-day SOFR Average + 2.964%), 7/25/33(1)(5)	215	216,073
LHOME Mortgage Trust, Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	100	101,836
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	145	145,034
PNMAC GMSR Issuer Trust:
Series 2022-FT1, Class A, 9.511%, (30-day SOFR Average + 4.19%), 6/25/27(1)(5)	2,474	2,510,184
Series 2024-GT1, Class A, 8.529%, (1 mo. SOFR + 3.20%), 3/25/29(1)(5)	200	202,454
Triangle Re Ltd., Series 2021-3, Class B1, 10.27%, (30-day SOFR Average + 4.95%), 2/25/34(1)(5)	175	179,805
Total Collateralized Mortgage Obligations (identified cost $13,995,267)		$ 14,281,925

Commercial Mortgage-Backed Securities — 3.9%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$1,605	$ 1,052,249
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	680	241,428
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,215	255,629
BPR Trust, Series 2022-SSP, Class A, 8.325%, (1 mo. SOFR + 3.00%), 5/15/39(1)(5)	830	836,545
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.39%, (1 mo. SOFR + 1.064%), 9/15/36(1)(5)	1,809	1,790,094
Series 2021-VOLT, Class C, 6.54%, (1 mo. SOFR + 1.214%), 9/15/36(1)(5)	549	541,488
Series 2021-VOLT, Class D, 7.09%, (1 mo. SOFR + 1.764%), 9/15/36(1)(5)	1,739	1,716,318
CSMC Trust:
Series 2021-BPNY, Class A, 9.155%, (1 mo. SOFR + 3.829%), 8/15/26(1)(5)	216	193,842
Series 2022-NWPT, Class A, 8.468%, (1 mo. SOFR + 3.143%), 9/9/24(1)(5)	814	819,079
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.52%, (1 mo. SOFR + 1.194%), 7/15/38(1)(5)	1,109	1,109,356
Series 2021-ESH, Class C, 7.14%, (1 mo. SOFR + 1.814%), 7/15/38(1)(5)	1,726	1,726,184
Series 2021-ESH, Class D, 7.69%, (1 mo. SOFR + 2.364%), 7/15/38(1)(5)	453	452,556
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	2,983,891
Series KG08, Class A2, 4.134%, 5/25/33(2)	4,277	4,092,940
Series KSG1, Class A2, 1.503%, 9/25/30	704	585,863
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,135	1,090,285
Series W5FX, Class AFX, 3.092%, 4/25/28(2)	412	387,238
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.931%, 9/25/27(2)	1,010	953,910
Series 2018-M4, Class A2, 3.064%, 3/25/28(2)	1,756	1,659,233
Series 2018-M13, Class A2, 3.739%, 9/25/30(2)	2,783	2,664,864
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	862	824,321
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,112	2,796,713
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,069,490
Series 2023-M1S, Class A2, 4.507%, 4/25/33(2)	2,397	2,360,679
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.685%, (30-day SOFR Average + 3.364%), 10/25/49(1)(5)	1,241	1,225,283
Series 2020-01, Class M10, 9.185%, (30-day SOFR Average + 3.864%), 3/25/50(1)(5)	1,364	1,352,977
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	853	891,097
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.523%, (1 mo. SOFR + 1.197%), 5/15/38(1)(5)	2,738	2,729,908
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	78,002

13
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	$225	$ 15,040
Med Trust:
Series 2021-MDLN, Class D, 7.44%, (1 mo. SOFR + 2.114%), 11/15/38(1)(5)	1,045	1,044,218
Series 2021-MDLN, Class E, 8.59%, (1 mo. SOFR + 3.264%), 11/15/38(1)(5)	532	531,695
Series 2021-MDLN, Class F, 9.44%, (1 mo. SOFR + 4.114%), 11/15/38(1)(5)	179	179,331
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36(1)(5)(7)	997	990,039
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36(1)(5)(7)	386	380,000
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36(1)(5)(7)	205	199,789
ORL Trust, Series 2023-GLKS, Class A, 7.676%, (1 mo. SOFR + 2.35%), 10/19/36(1)(5)	788	793,910
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	1,187	1,246,431
VMC Finance LLC:
Series 2021-HT1, Class A, 7.091%, (1 mo. SOFR + 1.764%), 1/18/37(1)(5)	637	630,261
Series 2021-HT1, Class B, 9.941%, (1 mo. SOFR + 4.614%), 1/18/37(1)(5)	2,057	1,962,006
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	850	527,257
Total Commercial Mortgage-Backed Securities (identified cost $52,429,523)		$ 47,981,439

Common Stocks — 62.3%

Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	52,000	$ 9,932,000
		$ 9,932,000
Biotechnology — 1.8%
AbbVie, Inc.	120,600	$ 21,961,260
		$ 21,961,260
Broadline Retail — 3.2%
Amazon.com, Inc.(8)	220,320	$ 39,741,321
		$ 39,741,321
Capital Markets — 3.6%
Intercontinental Exchange, Inc.	78,200	$ 10,747,026
S&P Global, Inc.	27,300	11,614,785
Stifel Financial Corp.	124,000	9,693,080
Tradeweb Markets, Inc., Class A	117,266	12,215,599
		$ 44,270,490
Security	Shares	Value
Chemicals — 1.0%
Linde PLC	25,100	$ 11,654,432
		$ 11,654,432
Commercial Services & Supplies — 1.5%
GFL Environmental, Inc.	248,700	$ 8,580,150
Waste Management, Inc.	44,225	9,426,559
		$ 18,006,709
Consumer Staples Distribution & Retail — 1.5%
Walmart, Inc.	297,900	$ 17,924,643
		$ 17,924,643
Containers & Packaging — 0.7%
AptarGroup, Inc.	62,958	$ 9,059,027
		$ 9,059,027
Electric Utilities — 0.9%
NextEra Energy, Inc.	162,700	$ 10,398,157
		$ 10,398,157
Electrical Equipment — 0.8%
AMETEK, Inc.	56,800	$ 10,388,720
		$ 10,388,720
Energy Equipment & Services — 1.4%
Baker Hughes Co.	511,900	$ 17,148,650
		$ 17,148,650
Entertainment — 1.1%
Netflix, Inc.(8)	17,400	$ 10,567,542
Spotify Technology SA(8)	8,900	2,348,710
		$ 12,916,252
Financial Services — 2.3%
Shift4 Payments, Inc., Class A(8)	139,000	$ 9,183,730
Visa, Inc., Class A	68,200	19,033,256
		$ 28,216,986
Ground Transportation — 1.0%
Uber Technologies, Inc.(8)	159,600	$ 12,287,604
		$ 12,287,604
Health Care Equipment & Supplies — 1.7%
Intuitive Surgical, Inc.(8)	28,900	$ 11,533,701
Stryker Corp.	25,800	9,233,046
		$ 20,766,747
Hotels, Restaurants & Leisure — 1.0%
Domino's Pizza, Inc.	9,200	$ 4,571,296

14
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	32,700	$ 8,250,537
		$ 12,821,833
Household Products — 1.1%
Procter & Gamble Co.	86,200	$ 13,985,950
		$ 13,985,950
Insurance — 2.7%
Allstate Corp.	98,900	$ 17,110,689
W.R. Berkley Corp.	185,400	16,396,776
		$ 33,507,465
Interactive Media & Services — 4.3%
Alphabet, Inc., Class A(8)	110,400	$ 16,662,672
Alphabet, Inc., Class C(8)	238,740	36,350,552
		$ 53,013,224
IT Services — 0.9%
Gartner, Inc.(8)	22,700	$ 10,820,409
		$ 10,820,409
Life Sciences Tools & Services — 1.4%
Illumina, Inc.(8)	54,700	$ 7,511,404
Thermo Fisher Scientific, Inc.	16,297	9,471,979
		$ 16,983,383
Machinery — 0.7%
Parker-Hannifin Corp.	14,300	$ 7,947,797
		$ 7,947,797
Media — 0.6%
Comcast Corp., Class A	177,700	$ 7,703,295
		$ 7,703,295
Pharmaceuticals — 2.0%
Eli Lilly & Co.	23,600	$ 18,359,856
Novo Nordisk AS ADR	44,000	5,649,600
		$ 24,009,456
Professional Services — 2.9%
Automatic Data Processing, Inc.	47,400	$ 11,837,676
Booz Allen Hamilton Holding Corp.	51,600	7,659,504
TransUnion	196,800	15,704,640
		$ 35,201,820
Real Estate Management & Development — 1.5%
CoStar Group, Inc.(8)	88,300	$ 8,529,780
FirstService Corp.	63,000	10,445,400
		$ 18,975,180
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 6.6%
Analog Devices, Inc.	57,300	$ 11,333,367
Broadcom, Inc.	10,221	13,547,016
Lam Research Corp.	10,400	10,104,328
NVIDIA Corp.	51,200	46,262,272
		$ 81,246,983
Software — 7.2%
ANSYS, Inc.(8)	22,300	$ 7,741,668
Fair Isaac Corp.(8)	7,600	9,497,036
Microsoft Corp.	157,051	66,074,497
Palo Alto Networks, Inc.(8)	17,000	4,830,210
		$ 88,143,411
Specialty Retail — 1.6%
Burlington Stores, Inc.(8)	40,600	$ 9,426,914
TJX Cos., Inc.	98,600	10,000,012
		$ 19,426,926
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	235,808	$ 40,436,356
		$ 40,436,356
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	56,800	$ 5,338,064
		$ 5,338,064
Venture Capital — 0.2%
Learn Capital Venture Partners III LP(8)(9)(10)	1,088,825	$ 2,320,024
Neighborhood Bancorp, Class A(8)(9)(10)	10,000	8,200
		$ 2,328,224
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	48,345	$ 7,890,871
		$ 7,890,871
Total Common Stocks (identified cost $457,039,937)		$ 764,453,645

Corporate Bonds — 13.3%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.3%
Celanese U.S. Holdings LLC:
6.35%, 11/15/28	571	$ 591,924
6.55%, 11/15/30	801	843,143
6.70%, 11/15/33	358	381,945
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	1,120	1,083,819

15
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Basic Materials (continued)
South32 Treasury Ltd., 4.35%, 4/14/32(1)	861	$ 777,571
		$ 3,678,402
Communications — 0.6%
AT&T, Inc., 3.65%, 6/1/51	1,074	$ 789,173
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	304	283,194
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	2,372	1,757,339
5.125%, 7/1/49	1,105	857,129
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	130	122,639
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	1,254	1,230,118
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,000	939,489
Rogers Communications, Inc., 3.80%, 3/15/32	1,071	963,079
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	463	354,589
SES SA, 5.30%, 4/4/43(1)	274	203,916
Sprint LLC, 7.125%, 6/15/24	394	394,921
		$ 7,895,586
Consumer, Cyclical — 1.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,155	$ 1,147,856
Brunswick Corp., 5.85%, 3/18/29(11)	220	222,511
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	481	476,450
4.75%, 10/20/28(1)	930	909,902
Ford Motor Co., 4.75%, 1/15/43	127	105,582
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	750	743,505
7.122%, 11/7/33	1,209	1,301,693
7.20%, 6/10/30	509	540,583
7.35%, 11/4/27	1,026	1,076,543
7.35%, 3/6/30	924	985,727
General Motors Financial Co., Inc.:
5.75%, 2/8/31	1,100	1,112,310
5.80%, 1/7/29	625	636,275
Hyundai Capital America:
5.40%, 1/8/31(1)	869	873,101
5.70%, 6/26/30(1)	123	125,442
6.20%, 9/21/30(1)	50	52,194
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(11)	1,023	922,909
4.375%, 1/15/31(1)(11)	159	142,558
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	570	534,210
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(11)	150	134,661
Tapestry, Inc.:
7.00%, 11/27/26	621	640,080
7.35%, 11/27/28	1,319	1,390,617
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	1,455	$ 1,208,589
		$ 15,283,298
Consumer, Non-cyclical — 0.9%
AbbVie, Inc.:
5.35%, 3/15/44	144	$ 146,926
5.50%, 3/15/64	1,127	1,159,969
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	188,012
4.25%, 11/1/29(1)	987	921,051
Bristol-Myers Squibb Co.:
5.55%, 2/22/54	804	827,534
5.65%, 2/22/64	1,206	1,241,814
Centene Corp.:
2.50%, 3/1/31	844	694,935
3.375%, 2/15/30	472	417,990
4.25%, 12/15/27	575	548,682
Conservation Fund, 3.474%, 12/15/29	655	594,611
CVS Health Corp., 5.25%, 1/30/31	1,170	1,179,407
CVS Pass-Through Trust, 6.036%, 12/10/28	432	436,201
Doris Duke Charitable Foundation, 2.345%, 7/1/50	1,705	1,047,665
Ford Foundation, 2.415%, 6/1/50	1,095	695,766
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)(11)	181	172,625
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	870	683,073
3.00%, 10/15/30(1)	192	159,282
5.20%, 4/1/29(1)	138	132,995
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)	130	125,303
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(11)	120	117,388
		$ 11,491,229
Diversified — 0.0%(12)
Inversiones La Construccion SA, 4.75%, 2/7/32(13)	211	$ 180,405
		$ 180,405
Energy — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	213	$ 92,828
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	70	70,043
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)	441	452,736
6.95%, 3/5/54(1)	288	296,677
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	982	900,941
5.00%, 1/31/28(1)	1,047	997,962
		$ 2,811,187
Financial — 7.7%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(14)	1,000	$ 1,017,549

16
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value
Financial (continued)
Affiliated Managers Group, Inc., 3.30%, 6/15/30		347	$ 309,982
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(14)		706	708,262
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)		165	162,697
Ally Financial, Inc.:
2.20%, 11/2/28		1,423	1,220,628
4.70% to 5/15/26(14)(15)		375	322,673
6.848% to 1/3/29, 1/3/30(14)		298	306,940
American Assets Trust LP, 3.375%, 2/1/31		176	143,639
American National Group LLC, 6.144%, 6/13/32(1)		200	189,268
Andrew W. Mellon Foundation, 0.947%, 8/1/27		845	750,621
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(13)(14)	EUR	165	205,927
Aviation Capital Group LLC, 6.25%, 4/15/28(1)		1,841	1,880,383
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(14)		800	730,013
4.175% to 3/24/27, 3/24/28(14)		200	192,848
5.294%, 8/18/27		400	399,229
6.35%, 3/14/34		1,400	1,402,010
6.938%, 11/7/33		600	663,149
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(13)(14)		200	197,717
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(14)		1,307	1,283,690
3.419% to 12/20/27, 12/20/28(14)		2,865	2,688,551
3.824% to 1/20/27, 1/20/28(14)		2,322	2,237,045
5.468% to 1/23/34, 1/23/35(14)		1,159	1,166,994
5.819% to 9/15/28, 9/15/29(14)		314	322,072
5.933% to 9/15/26, 9/15/27(14)		1,030	1,044,046
Bank of Montreal, 5.266%, 12/11/26		1,930	1,939,170
Bank of Nova Scotia:
4.90% to 6/4/25(14)(15)		217	214,075
8.00% to 1/27/29, 1/27/84(14)		240	244,819
BBVA Bancomer SA:
1.875%, 9/18/25(1)		859	816,068
5.125% to 1/18/28, 1/18/33(1)(14)		1,189	1,105,758
8.125% to 1/8/34, 1/8/39(1)(14)		1,299	1,346,668
8.45% to 6/29/33, 6/29/38(1)(14)		200	211,322
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)(11)		235	236,239
Blue Owl Credit Income Corp., 6.65%, 3/15/31(1)		225	219,793
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		1,625	1,338,532
BNP Paribas SA:
7.75% to 8/16/29(1)(14)(15)		1,002	1,028,235
9.25% to 11/17/27(1)(14)(15)		445	478,606
BPCE SA:
3.648% to 1/14/32, 1/14/37(1)(14)		432	361,552
6.714% to 10/19/28, 10/19/29(1)(14)		1,510	1,580,532
Broadstone Net Lease LLC, 2.60%, 9/15/31		58	45,946
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(14)		742	793,628
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Capital One Financial Corp.:
4.20%, 10/29/25	575	$ 562,280
6.312% to 6/8/28, 6/8/29(14)	622	639,665
7.149% to 10/29/26, 10/29/27(14)	586	610,009
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(14)	904	943,640
CI Financial Corp.:
3.20%, 12/17/30	1,239	1,015,886
4.10%, 6/15/51	1,363	852,492
Citigroup, Inc.:
3.98% to 3/20/29, 3/20/30(14)	965	909,559
4.00% to 12/10/25(14)(15)	770	740,160
COPT Defense Properties LP, 2.90%, 12/1/33	1,461	1,146,509
Credit Agricole SA:
5.335% to 1/10/29, 1/10/30(1)(14)	416	414,942
6.251% to 1/10/34, 1/10/35(1)(14)	1,573	1,599,953
Discover Bank, 5.974%, 8/9/28	652	649,208
EPR Properties:
3.60%, 11/15/31	455	380,593
3.75%, 8/15/29	1,116	986,679
4.50%, 6/1/27	1,059	1,008,335
4.95%, 4/15/28	579	551,534
Extra Space Storage LP:
2.40%, 10/15/31	1,045	860,376
2.55%, 6/1/31	803	668,507
5.90%, 1/15/31	1,000	1,035,196
GA Global Funding Trust, 2.25%, 1/6/27(1)(11)	661	605,269
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,578	2,136,929
6.75%, 3/15/54(1)	330	338,827
7.95%, 6/15/33(1)	597	663,249
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	1,933	1,822,636
3.75%, 9/15/30(1)(11)	441	370,845
6.00%, 4/15/25(1)	569	567,166
8.00%, 6/15/27(1)	575	600,271
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(14)	582	598,210
7.39% to 11/3/27, 11/3/28(14)	1,757	1,870,055
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	333	339,296
7.778% to 6/20/53, 6/20/54(1)(14)	200	213,476
8.248% to 11/21/32, 11/21/33(1)(14)	1,028	1,148,768
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(11)(14)	3,660	3,675,692
6.254% to 10/23/33, 10/23/34(14)	706	754,607
KeyBank NA:
4.15%, 8/8/25(11)	250	243,093
5.85%, 11/15/27	2,024	2,008,308
Kite Realty Group LP, 5.50%, 3/1/34	118	117,299

17
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(14)	868	$ 785,685
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	10	9,200
6.75%, 11/17/28	125	130,976
Newmark Group, Inc., 7.50%, 1/12/29(1)	300	308,800
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	290	307,862
Radian Group, Inc., 6.20%, 5/15/29	1,015	1,030,764
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,552	1,353,583
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(14)	1,376	1,370,903
6.066% to 1/19/34, 1/19/35(1)(14)	1,841	1,853,264
8.50% to 3/25/34(1)(14)(15)	434	432,915
Stifel Financial Corp., 4.00%, 5/15/30	902	824,793
Swedbank AB:
5.407%, 3/14/29(1)	378	378,606
6.136%, 9/12/26(1)	1,227	1,249,457
Synchrony Bank, 5.40%, 8/22/25	500	495,581
Synchrony Financial, 4.50%, 7/23/25	900	882,224
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(14)	782	672,485
5.625%, 2/15/28	705	685,025
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(14)	596	514,625
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(14)	1,998	2,100,603
TPG Operating Group II LP, 5.875%, 3/5/34	1,435	1,456,054
Truist Financial Corp.:
5.10% to 3/1/30(14)(15)	1,053	984,807
5.435% to 1/24/29, 1/24/30(14)	2,026	2,024,204
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(14)	3,765	3,803,220
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(14)	1,244	997,171
4.375% to 2/10/31(1)(14)(15)	649	535,309
6.442% to 8/11/27, 8/11/28(1)(14)	1,000	1,029,943
9.25% to 11/13/28(1)(14)(15)	270	293,213
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(14)	1,339	1,275,854
5.459% to 6/30/30, 6/30/35(1)(14)	795	747,303
5.861% to 6/19/27, 6/19/32(1)(14)	200	195,399
		$ 93,886,223
Government - Multinational — 1.1%
Asian Development Bank, 3.125%, 9/26/28	1,160	$ 1,102,869
European Investment Bank:
1.625%, 5/13/31	2,540	2,133,153
2.375%, 5/24/27	2,741	2,576,748
2.875%, 6/13/25(1)	5,102	4,982,848
Security	Principal Amount (000’s omitted)	Value
Government - Multinational (continued)
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600	$ 2,532,848
		$ 13,328,466
Industrial — 0.2%
BAE Systems PLC, 5.30%, 3/26/34(1)	512	$ 514,761
Seaspan Corp., 5.50%, 8/1/29(1)	136	118,783
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)(16)	1,085	1,100,579
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	975	962,191
		$ 2,696,314
Technology — 0.7%
Concentrix Corp., 6.60%, 8/2/28(11)	3,665	$ 3,709,055
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	1,365	1,368,573
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	1,386	1,228,131
3.15%, 10/15/31	650	547,265
6.35%, 2/20/34	475	487,819
Marvell Technology, Inc., 5.75%, 2/15/29	449	459,915
Seagate HDD Cayman:
5.75%, 12/1/34	237	232,038
9.625%, 12/1/32	757	863,696
		$ 8,896,492
Utilities — 0.3%
Avangrid, Inc., 3.15%, 12/1/24	388	$ 381,441
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	472	397,213
MidAmerican Energy Co., 5.35%, 1/15/34	676	696,177
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	671	594,619
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	73	70,810
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	586	484,167
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	841,656
		$ 3,466,083
Total Corporate Bonds (identified cost $168,511,208)		$ 163,613,685

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	31,814	$ 405,947
Series A2, 6.375%	28,000	403,480
		$ 809,427
Venture Capital — 0.0%(12)
Lumni, Inc., Series B(8)(9)(10)	17,265	$ 33,192

18
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Venture Capital (continued)
Wind Harvest International, Inc.(8)(9)(10)	8,696	$ 0
		$ 33,192
Wireless Telecommunication Services — 0.0%(12)
U.S. Cellular Corp.:
5.50%	36,700	$ 661,334
6.25%	3,375	65,205
		$ 726,539
Total Preferred Stocks (identified cost $2,753,230)		$ 1,569,158

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$591	$ 474,692
1.00%, 10/1/26	4,213	3,868,281
Total Sovereign Government Bonds (identified cost $4,770,526)		$ 4,342,973

Taxable Municipal Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$880	$ 713,090
New York City, NY, 5.206%, 10/1/31(17)	1,275	1,280,189
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	565,457
		$ 2,558,736
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$935	$ 889,260
Social Bonds, 2.484%, 6/1/27	665	623,856
Social Bonds, 2.534%, 6/1/28	830	768,455
Social Bonds, 2.584%, 6/1/29	455	415,165
Social Bonds, 2.984%, 6/1/33	520	452,936
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(17)	400	403,340
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(17)	910	939,366
		$ 4,492,378
Water and Sewer — 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$ 250,709
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$430	$ 370,922
Green Bonds, 2.184%, 9/1/31	345	291,977
Green Bonds, 2.264%, 9/1/32	305	253,449
Green Bonds, 2.344%, 9/1/33	335	274,010
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	303,343
Green Bonds, 1.701%, 5/1/31	320	264,749
		$ 2,009,159
Total Taxable Municipal Obligations (identified cost $10,155,493)		$ 9,060,273

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.668%, 8/1/24	$534	$ 528,885
3.435%, 8/1/34	530	467,591
3.485%, 8/1/35	295	258,452
3.585%, 8/1/37	547	474,274
U.S. International Development Finance Corp., 3.52%, 9/20/32	576	544,856
Total U.S. Government Agencies and Instrumentalities (identified cost $2,590,128)		$ 2,274,058

U.S. Government Agency Mortgage-Backed Securities — 6.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$203	$ 184,809
6.00%, 6/1/53	208	210,873
Federal National Mortgage Association:
2.00%, 4/1/51	522	422,045
2.68%, 7/1/26	618	588,609
3.00%, with various maturities to 2049	1,416	1,237,131
4.00%, with various maturities to 2048	1,154	1,086,819
5.50%, 7/1/53	2,769	2,759,560
7.00%, 6/1/53	278	292,625
Government National Mortgage Association II:
2.50%, with various maturities to 2051	1,840	1,542,595
6.00%, with various maturities to 2053	852	863,538
6.50%, 6/20/53	926	952,954
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(18)	29,577	27,398,006

19
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security: (continued)
4.50%, 30-Year, TBA(18)	$12,812	$ 12,203,931
5.00%, 30-Year, TBA(18)	29,279	28,585,910
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $79,632,826)		$ 78,329,405

U.S. Treasury Obligations — 8.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 618,030
1.375%, 8/15/50	1,774	937,379
1.875%, 2/15/41	2,040	1,422,820
1.875%, 2/15/51	335	201,916
1.875%, 11/15/51	996	596,861
2.00%, 2/15/50	1,316	824,659
2.00%, 8/15/51	7,338	4,548,700
2.25%, 2/15/52	1,804	1,187,117
2.375%, 2/15/42	19,320	14,376,042
2.75%, 8/15/47	62	46,420
2.875%, 5/15/49	815	620,228
2.875%, 5/15/52	648	490,506
3.00%, 8/15/52	720	559,462
3.125%, 5/15/48	450	360,044
3.375%, 8/15/42	93	80,360
3.625%, 2/15/53	2,957	2,597,484
3.625%, 5/15/53	613	538,758
3.875%, 2/15/43	1,517	1,402,810
3.875%, 5/15/43	135	124,638
4.00%, 11/15/52	3,131	2,944,730
4.50%, 2/15/44	442	444,555
5.375%, 2/15/31	44	47,250
6.25%, 5/15/30	37	40,954
U.S. Treasury Notes:
0.25%, 5/31/25	190	179,977
0.25%, 6/30/25	185	174,680
0.375%, 12/31/25	5,400	5,009,344
0.375%, 9/30/27	305	266,071
0.625%, 7/31/26	1,756	1,605,094
1.00%, 7/31/28	1,203	1,048,490
1.125%, 1/15/25	3,432	3,326,956
1.125%, 8/31/28	448	391,825
1.25%, 12/31/26	1,012	929,261
1.25%, 4/30/28	1,683	1,492,413
1.25%, 6/30/28	344	303,788
1.375%, 11/15/31	100	81,701
1.875%, 2/28/27	27,585	25,671,570
1.875%, 2/15/32	168	141,930
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.125%, 3/31/24(11)	$2,300	$ 2,300,000
2.75%, 4/30/27	1,650	1,571,625
2.75%, 8/15/32	1,000	897,070
2.875%, 4/30/29	3,300	3,096,006
3.125%, 8/31/27	2,851	2,739,299
3.125%, 8/31/29	1,228	1,162,810
3.375%, 5/15/33	559	523,768
3.625%, 5/15/26	64	62,740
3.625%, 5/31/28	490	477,645
3.875%, 9/30/29	1,121	1,101,492
4.00%, 2/15/34	2,236	2,199,316
4.125%, 3/31/29(16)	1,895	1,886,931
4.125%, 11/15/32	173	171,848
4.50%, 11/15/25	2,732	2,720,154
4.50%, 11/15/33	1,451	1,483,534
4.625%, 6/30/25	900	896,871
4.625%, 9/15/26	117	117,274
Total U.S. Treasury Obligations (identified cost $108,698,760)		$ 99,043,206

Venture Capital Limited Partnership Interests — 0.0%(12)

Security	Value
First Analysis Private Equity Fund IV LP(9)(10)	$ 65,951
GEEMF Partners LP(8)(9)(10)(19)	3,338
Global Environment Emerging Markets Fund LP(9)(10)	35,078
Solstice Capital LP(8)(9)(10)	23,805
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 128,172

Short-Term Investments — 3.6%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(20)	25,431,923	$ 25,431,923
Total Affiliated Fund (identified cost $25,431,923)		$ 25,431,923
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(21)	3,832,073	$ 3,832,073
Total Securities Lending Collateral (identified cost $3,832,073)		$ 3,832,073

20
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/16/24	$3,330	$ 3,308,256
0.00%, 6/13/24	11,476	11,354,747
Total U.S. Treasury Obligations (identified cost $14,665,040)		$ 14,663,003
Total Short-Term Investments (identified cost $43,929,036)		$ 43,926,999
Total Investments — 105.3% (identified cost $1,010,248,879)		$1,291,156,283

Other Assets, Less Liabilities — (5.3)%	$ (65,031,979)
Net Assets — 100.0%	$ 1,226,124,304

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $161,654,783 or 13.2% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2024.
(3)	Principal amount is less than $500.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2024.
(5)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2024.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(8)	Non-income producing security.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(10)	Restricted security. Total market value of restricted securities amounts to $2,489,588, which represents 0.2% of the net assets of the Fund as of March 31, 2024.
(11)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $8,664,425.
(12)	Amount is less than 0.05%.
(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $584,049 or less than 0.05% of the Fund's net assets.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	When-issued security.
(17)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(18)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	May be deemed to be an affiliated company (see Note 8).
(20)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(21)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	162,745	CAD	219,830	State Street Bank and Trust Company	4/30/24	$ 386	$ —
USD	187,970	EUR	174,350	Credit Agricole Corporate and Investment Bank	4/30/24	—	(331)
						$ 386	$(331)
21
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	242	Long	6/28/24	$ 49,485,219	$ (21,265)
U.S. 5-Year Treasury Note	167	Long	6/28/24	17,871,609	33,661
U.S. 10-Year Treasury Note	41	Long	6/18/24	4,542,672	22,558
U.S. Long Treasury Bond	131	Long	6/18/24	15,777,313	300,375
U.S. Ultra-Long Treasury Bond	10	Long	6/18/24	1,290,000	14,048
U.S. Ultra 10-Year Treasury Note	(112)	Short	6/18/24	(12,836,250)	(99,414)
U.S. Ultra-Long Treasury Bond	(18)	Short	6/18/24	(2,322,000)	(45,721)
					$204,242
Restricted Securities
Description	Acquisition Dates	Cost
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	$ 0
GEEMF Partners LP	2/28/97	0
Global Environment Emerging Markets Fund LP	1/14/94-2/1/95	0
Learn Capital Venture Partners III LP, Common Stock	8/30/16-3/1/23	873,242
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,001
Solstice Capital LP	6/26/01-6/17/08	0
Wind Harvest International, Inc., Preferred	5/16/94	100,000

Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
22
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.8%

Security	Principal Amount (000's omitted)*		Value
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		5,516	$ 4,950,305
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,601,676
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)		13,910	12,659,498
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		5,985	5,402,624
Conn's Receivables Funding LLC:
Series 2022-A, Class B, 9.52%, 12/15/26(1)		3,892	3,903,096
Series 2022-A, Class C, 0.00%, 12/15/26(1)		9,900	9,040,947
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	4,640,990
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		649	619,259
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,338,992
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	1,069,916
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	11,746,324
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		8,434	8,285,736
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		5,425	5,263,834
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)		11,363	11,357,064
ExteNet LLC, Series 2019-1A, Class A2, 3.204%, 7/25/49(1)		6,921	6,843,084
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,942	1,829,376
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		5,210	4,617,259
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		4,391	4,265,025
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		6,200	6,274,757
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,161	1,127,046
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		3,255	2,626,484
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)		8,897	7,967,985
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		2,056	1,855,826
Helios Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)		2,930	2,980,736
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		3,602	3,451,778
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)		1,188	1,153,089
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)		1,695	1,694,490
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)		2,802	2,805,767
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)		6,135	6,116,273
Security	Principal Amount (000's omitted)*	Value
Loanpal Solar Loan Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,884	$ 1,462,227
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	667	574,899
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	404	223,289
Marlette Funding Trust:
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	4,285	4,285,630
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	1,555	1,562,707
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	8,450	8,527,672
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	5,129	5,144,002
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,662	1,562,440
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	5,519	4,906,453
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	0 (3)	2
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	576	500,296
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	483	422,451
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	1,175	991,141
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,464	1,183,327
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	5,260	4,842,385
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	85	81,516
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,276	4,692,398
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	5,975	5,976,566
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,062	2,856,318
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	12,113	11,865,700
Oportun Funding XIV LLC:
Series 2021-A, Class B, 1.76%, 3/8/28(1)	737	708,529
Series 2021-A, Class C, 3.44%, 3/8/28(1)	1,592	1,531,157
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,319	5,995,758
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,694	1,597,162
Series 2021-C, Class A, 2.18%, 10/8/31(1)	30,475	28,765,374
Series 2022-3, Class B, 8.533%, 1/8/30(1)	7,784	7,832,597
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	15,445	15,458,515
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,163	1,133,986
Series 2021-5, Class B, 2.63%, 8/15/29(1)	3,298	3,262,652
Series 2021-5, Class C, 3.93%, 8/15/29(1)	2,903	2,619,730
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	711	694,910
Series 2022-1, Class A, 2.03%, 10/15/29(1)	1,741	1,724,269
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,078	2,796,806
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	16,060	15,562,558
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 4/15/24, 10/15/49(1)(4)	3,300	3,261,126

23
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,907	$ 1,706,097
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,244	1,923,204
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,367	9,845,534
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	3,610	3,660,516
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	879	878,563
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	856	821,968
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,445	4,214,179
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	2,574	2,390,686
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	4,099	3,864,422
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,732	1,591,012
Series 2021-B, Class A, 1.62%, 7/20/48(1)	8,292	7,146,983
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,013	2,778,867
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	845	738,867
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	6,436	6,135,478
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	8,854	8,717,679
Series 2023-B, Class B, 5.60%, 8/22/50(1)	2,809	2,719,282
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	8,377	6,372,249
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	2,040	1,539,344
Sunnova Sol Issuer LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,291	1,122,647
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	4,174	3,341,224
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,582	2,364,661
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	3,734	3,054,719
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	24,041	22,481,129
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	3,012	2,529,629
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,130	1,056,693
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	1,242	1,252,533
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	2,718	2,475,575
Vantage Data Centers LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	6,667	6,604,482
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,830	9,550,193
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	3,402,041
Security	Principal Amount (000's omitted)*	Value
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,415	$ 4,470,132
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,895	1,605,431
Series 2020-A, Class C, 6.657%, 3/15/45(1)	550	506,967
Total Asset-Backed Securities (identified cost $452,773,396)		$ 430,958,770

Collateralized Mortgage Obligations — 5.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 6.32%, (30-day SOFR Average + 1.00%), 9/25/31(1)(5)	$3,470	$ 3,456,308
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	7,582	6,897,324
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	4,831	4,877,036
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	6,414	6,512,743
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	675	687,664
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 13.585%, (30-day SOFR Average + 8.264%), 7/25/49(1)(5)	2,905	3,387,492
Series 2020-HQA2, Class B1, 9.535%, (30-day SOFR Average + 4.214%), 3/25/50(1)(5)	5,321	6,018,679
Series 2021-DNA2, Class B1, 8.72%, (30-day SOFR Average + 3.40%), 8/25/33(1)(5)	7,095	7,822,443
Series 2021-DNA3, Class M1, 6.07%, (30-day SOFR Average + 0.75%), 10/25/33(1)(5)	421	422,345
Series 2022-DNA2, Class M1A, 6.62%, (30-day SOFR Average + 1.30%), 2/25/42(1)(5)	3,867	3,885,923
Series 2022-HQA1, Class M1A, 7.42%, (30-day SOFR Average + 2.10%), 3/25/42(1)(5)	976	987,872
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 2M2, 8.035%, (30-day SOFR Average + 2.714%), 5/25/24(5)	279	280,156
Series 2014-C03, Class 2M2, 8.335%, (30-day SOFR Average + 3.014%), 7/25/24(5)	313	315,963
Series 2019-R01, Class 2B1, 9.785%, (30-day SOFR Average + 4.464%), 7/25/31(1)(5)	10,565	11,436,783
Series 2019-R02, Class 1B1, 9.585%, (30-day SOFR Average + 4.264%), 8/25/31(1)(5)	4,330	4,615,230
Series 2019-R03, Class 1B1, 9.535%, (30-day SOFR Average + 4.214%), 9/25/31(1)(5)	4,490	4,784,048
Series 2019-R06, Class 2B1, 9.185%, (30-day SOFR Average + 3.864%), 9/25/39(1)(5)	19,655	20,514,427
Series 2019-R07, Class 1B1, 8.835%, (30-day SOFR Average + 3.514%), 10/25/39(1)(5)	9,284	9,674,182
Series 2020-R01, Class 1B1, 8.685%, (30-day SOFR Average + 3.364%), 1/25/40(1)(5)	3,000	3,120,135

24
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2020-R02, Class 2B1, 8.435%, (30-day SOFR Average + 3.114%), 1/25/40(1)(5)	$4,570	$ 4,741,605
Series 2021-R01, Class 1B2, 11.32%, (30-day SOFR Average + 6.00%), 10/25/41(1)(5)	10,132	10,798,207
Series 2021-R02, Class 2B1, 8.62%, (30-day SOFR Average + 3.30%), 11/25/41(1)(5)	1,647	1,706,408
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	2,863	2,921,633
Series 2023-84, Class MW, 6.00%, 6/20/53	2,992	3,045,541
Series 2023-116, Class CY, 6.00%, 8/20/53	7,271	7,425,560
Series 2023-149, Class S, 5.492%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(6)	1,974	2,053,762
Series 2024-44, Class ML, 6.00%, 3/20/54	1,000	1,020,018
Home Re Ltd., Series 2021-1, Class M2, 8.285%, (30-day SOFR Average + 2.964%), 7/25/33(1)(5)	2,500	2,512,474
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	4,911	5,009,263
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	4,000	4,064,499
PNMAC GMSR Issuer Trust:
Series 2021-FT1, Class A, 8.444%, (1 mo. SOFR + 3.115%), 3/25/26(1)(5)	1,360	1,377,119
Series 2022-FT1, Class A, 9.511%, (30-day SOFR Average + 4.19%), 6/25/27(1)(5)	3,000	3,043,877
Series 2022-GT1, Class A, 9.57%, (30-day SOFR Average + 4.25%), 5/25/27(1)(5)	4,680	4,754,163
Series 2024-GT1, Class A, 8.529%, (1 mo. SOFR + 3.20%), 3/25/29(1)(5)	7,480	7,571,790
Radnor RE Ltd., Series 2021-2, Class M1A, 7.17%, (30-day SOFR Average + 1.85%), 11/25/31(1)(5)	744	745,656
Total Collateralized Mortgage Obligations (identified cost $156,063,105)		$ 162,488,328

Commercial Mortgage-Backed Securities — 9.5%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$9,685	$ 6,349,554
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	4,805	1,010,946
BPR Trust, Series 2022-SSP, Class A, 8.325%, (1 mo. SOFR + 3.00%), 5/15/39(1)(5)	9,995	10,073,821
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.39%, (1 mo. SOFR + 1.064%), 9/15/36(1)(5)	10,584	10,474,523
Series 2021-VOLT, Class C, 6.54%, (1 mo. SOFR + 1.214%), 9/15/36(1)(5)	8,166	8,051,875
Series 2021-VOLT, Class D, 7.09%, (1 mo. SOFR + 1.764%), 9/15/36(1)(5)	7,717	7,613,959
Security	Principal Amount (000's omitted)	Value
CSMC Trust:
Series 2021-BPNY, Class A, 9.155%, (1 mo. SOFR + 3.829%), 8/15/26(1)(5)	$3,000	$ 2,692,257
Series 2022-NWPT, Class A, 8.468%, (1 mo. SOFR + 3.143%), 9/9/24(1)(5)	5,285	5,317,976
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.52%, (1 mo. SOFR + 1.194%), 7/15/38(1)(5)	12,063	12,066,652
Series 2021-ESH, Class B, 6.82%, (1 mo. SOFR + 1.494%), 7/15/38(1)(5)	2,543	2,545,738
Series 2021-ESH, Class C, 7.14%, (1 mo. SOFR + 1.814%), 7/15/38(1)(5)	11,778	11,778,828
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	17,903,347
Series KG08, Class A2, 4.134%, 5/25/33(2)	32,787	31,376,020
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	3,649,996
Series KW06, Class A2, 3.80%, 6/25/28(2)	5,335	5,124,821
Series W5FX, Class AFX, 3.092%, 4/25/28(2)	1,896	1,779,728
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.931%, 9/25/27(2)	4,868	4,598,553
Series 2018-M4, Class A2, 3.064%, 3/25/28(2)	5,182	4,896,202
Series 2018-M13, Class A2, 3.739%, 9/25/30(2)	13,372	12,806,150
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	11,116	10,635,645
Series 2019-M22, Class A2, 2.522%, 8/25/29	10,747	9,657,945
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	11,981,118
Series 2023-M1S, Class A2, 4.507%, 4/25/33(2)	16,881	16,625,207
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.685%, (30-day SOFR Average + 3.364%), 10/25/49(1)(5)	7,676	7,579,173
Series 2020-01, Class M10, 9.185%, (30-day SOFR Average + 3.864%), 3/25/50(1)(5)	6,077	6,026,627
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	5,322	5,559,693
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.523%, (1 mo. SOFR + 1.197%), 5/15/38(1)(5)	16,052	16,005,055
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	331,152
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	385	25,735
Med Trust:
Series 2021-MDLN, Class D, 7.44%, (1 mo. SOFR + 2.114%), 11/15/38(1)(5)	7,774	7,767,985
Series 2021-MDLN, Class E, 8.59%, (1 mo. SOFR + 3.264%), 11/15/38(1)(5)	2,329	2,325,545
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36(1)(5)(7)	6,989	6,943,069
ORL Trust, Series 2023-GLKS, Class A, 7.676%, (1 mo. SOFR + 2.35%), 10/19/36(1)(5)	4,994	5,031,453
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	8,652	9,085,189
VMC Finance LLC:
Series 2021-HT1, Class A, 7.091%, (1 mo. SOFR + 1.764%), 1/18/37(1)(5)	3,789	3,746,997

25
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance LLC: (continued)
Series 2021-HT1, Class B, 9.941%, (1 mo. SOFR + 4.614%), 1/18/37(1)(5)	$13,365	$ 12,747,796
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.755%, 8/10/31(1)(2)	1,330	1,058,843
Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	2,700	1,674,817
Total Commercial Mortgage-Backed Securities (identified cost $312,476,641)		$ 294,919,990

Convertible Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 0.0%(8)
Ford Motor Co., 0.00%, 3/15/26	$675	$ 700,988
		$ 700,988
Consumer, Non-cyclical — 0.1%
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	$575	$ 566,030
Block, Inc., 0.125%, 3/1/25	650	667,062
Dexcom, Inc., 0.25%, 11/15/25	550	605,760
Jazz Investments I Ltd., 2.00%, 6/15/26	550	547,463
		$ 2,386,315
Energy — 0.0%(8)
NextEra Energy Partners LP, 2.50%, 6/15/26(1)(9)	$800	$ 722,965
		$ 722,965
Technology — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	$600	$ 618,300
BILL Holdings, Inc., 0.00%, 12/1/25	550	514,800
Rapid7, Inc., 0.25%, 3/15/27	650	572,272
Tyler Technologies, Inc., 0.25%, 3/15/26	650	656,175
		$ 2,361,547
Utilities — 0.0%(8)
NRG Energy, Inc., 2.75%, 6/1/48	$600	$ 994,200
		$ 994,200
Total Convertible Bonds (identified cost $6,925,474)		$ 7,166,015

Corporate Bonds — 37.3%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.8%
Celanese U.S. Holdings LLC:
6.35%, 11/15/28	$4,205	$ 4,359,090
6.55%, 11/15/30	5,100	5,368,335
6.70%, 11/15/33	2,845	3,035,289
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	7,090	6,860,960
South32 Treasury Ltd., 4.35%, 4/14/32(1)	4,488	4,053,121
		$ 23,676,795
Communications — 1.4%
AT&T, Inc., 3.65%, 6/1/51	$8,865	$ 6,513,984
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	11,227	8,317,725
5.125%, 7/1/49	5,225	4,052,938
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	7,560	7,416,020
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	5,800	5,449,033
Rogers Communications, Inc., 3.80%, 3/15/32	9,105	8,187,521
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	2,440	1,868,676
SES SA, 5.30%, 4/4/43(1)	1,457	1,084,329
		$ 42,890,226
Consumer, Cyclical — 3.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$8,251	$ 8,200,463
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	2,975	2,945,329
4.75%, 10/20/28(1)	4,954	4,846,941
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	5,425	5,378,020
7.122%, 11/7/33	10,024	10,792,533
7.20%, 6/10/30	2,030	2,155,957
7.35%, 11/4/27	6,678	7,006,974
7.35%, 3/6/30	4,488	4,787,814
General Motors Financial Co., Inc.:
5.75%, 2/8/31	7,500	7,583,934
5.80%, 1/7/29	4,030	4,102,702
Hyundai Capital America, 5.40%, 1/8/31(1)	6,376	6,406,092
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(9)	4,400	3,969,499
4.375%, 1/15/31(1)	7,749	6,947,690
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	2,191	2,053,428
Tapestry, Inc.:
7.00%, 11/27/26	3,906	4,026,009
7.35%, 11/27/28	7,907	8,336,322
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	8,902	7,394,406
		$ 96,934,113

26
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 2.8%
AbbVie, Inc.:
5.35%, 3/15/44	$985	$ 1,005,017
5.50%, 3/15/64	7,736	7,962,307
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	1,014	953,218
4.25%, 11/1/29(1)	5,174	4,828,283
5.95%, 10/15/33(1)	7,500	7,588,196
Bristol-Myers Squibb Co.:
5.55%, 2/22/54	5,441	5,600,267
5.65%, 2/22/64	8,156	8,398,205
Centene Corp.:
2.50%, 3/1/31	6,085	5,010,283
3.375%, 2/15/30	2,435	2,156,367
4.25%, 12/15/27	2,693	2,569,740
Conservation Fund, 3.474%, 12/15/29	3,965	3,599,438
CVS Health Corp., 5.25%, 1/30/31	8,230	8,296,173
CVS Pass-Through Trust, 6.036%, 12/10/28	997	1,006,617
Doris Duke Charitable Foundation, 2.345%, 7/1/50	10,210	6,273,701
Ford Foundation, 2.415%, 6/1/50	6,560	4,168,241
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	3,899,862
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)(9)	291	277,536
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	868,914
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	4,632	3,636,776
3.00%, 10/15/30(1)	1,114	924,167
UnitedHealth Group, Inc., 5.375%, 4/15/54	8,150	8,295,137
		$ 87,318,445
Energy — 0.6%
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)	$3,485	$ 3,577,746
6.95%, 3/5/54(1)	2,250	2,317,788
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	5,174	4,746,912
5.00%, 1/31/28(1)	7,060	6,729,333
		$ 17,371,779
Financial — 21.8%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(10)	$5,700	$ 5,800,030
Affiliated Managers Group, Inc., 3.30%, 6/15/30	2,138	1,909,921
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(10)	3,530	3,541,311
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 7.00%, 1/15/31(1)	7,600	7,681,882
Ally Financial, Inc.:
2.20%, 11/2/28	16,203	13,898,690
6.848% to 1/3/29, 1/3/30(10)	1,861	1,916,827
American Assets Trust LP, 3.375%, 2/1/31	2,454	2,002,789
American National Group LLC, 6.144%, 6/13/32(1)	6,355	6,013,986
Andrew W. Mellon Foundation, 0.947%, 8/1/27	5,050	4,485,957
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Antares Holdings LP, 6.50%, 2/8/29(1)	$7,800	$ 7,752,042
Aviation Capital Group LLC, 6.25%, 4/15/28(1)	9,988	10,201,666
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(10)	1,200	1,157,085
5.294%, 8/18/27	2,800	2,794,606
6.35%, 3/14/34	7,200	7,210,336
6.938%, 11/7/33	3,800	4,199,942
9.625% to 11/21/28(10)(11)	4,000	4,279,720
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(10)	8,268	8,120,544
3.419% to 12/20/27, 12/20/28(10)	13,510	12,677,947
3.824% to 1/20/27, 1/20/28(10)	16,117	15,527,329
5.468% to 1/23/34, 1/23/35(10)	10,255	10,325,730
5.819% to 9/15/28, 9/15/29(10)	4,153	4,259,766
5.933% to 9/15/26, 9/15/27(10)	13,485	13,668,899
Bank of Montreal, 5.266%, 12/11/26	14,210	14,277,520
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)	7,705	7,859,701
BBVA Bancomer SA:
1.875%, 9/18/25(1)	5,136	4,879,310
5.125% to 1/18/28, 1/18/33(1)(10)	1,686	1,567,963
8.125% to 1/8/34, 1/8/39(1)(10)	9,539	9,889,043
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)(9)	10,750	10,806,668
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	9,400	7,742,893
BNP Paribas SA, 7.75% to 8/16/29(1)(10)(11)	13,325	13,673,888
BPCE SA:
3.648% to 1/14/32, 1/14/37(1)(10)	6,559	5,489,394
6.714% to 10/19/28, 10/19/29(1)(10)	10,986	11,499,156
Broadstone Net Lease LLC, 2.60%, 9/15/31	3,193	2,529,397
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(10)	7,291	7,798,307
Capital One Financial Corp.:
4.20%, 10/29/25	2,950	2,884,742
6.312% to 6/8/28, 6/8/29(10)	5,106	5,251,009
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(10)	6,357	6,635,755
CI Financial Corp.:
3.20%, 12/17/30	5,188	4,253,765
4.10%, 6/15/51	6,970	4,359,408
Citigroup, Inc.:
3.98% to 3/20/29, 3/20/30(10)	7,375	6,951,293
4.00% to 12/10/25(10)(11)	3,895	3,744,054
COPT Defense Properties LP, 2.90%, 12/1/33	8,716	6,839,816
Credit Agricole SA:
5.335% to 1/10/29, 1/10/30(1)(10)	3,334	3,325,521
6.251% to 1/10/34, 1/10/35(1)(10)	15,450	15,714,730
Discover Bank, 5.974%, 8/9/28	5,053	5,031,358
EPR Properties:
3.60%, 11/15/31	2,180	1,823,502
3.75%, 8/15/29	5,430	4,800,778
4.50%, 6/1/27	6,725	6,403,262
4.95%, 4/15/28	2,723	2,593,830

27
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Extra Space Storage LP:
2.40%, 10/15/31	$6,172	$ 5,081,569
2.55%, 6/1/31	4,159	3,462,416
5.90%, 1/15/31	7,000	7,246,375
GA Global Funding Trust, 2.25%, 1/6/27(1)(9)	3,900	3,571,179
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	13,342	11,059,310
7.95%, 6/15/33(1)	3,581	3,978,385
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	13,833	13,043,206
3.75%, 9/15/30(1)(9)	6,000	5,045,509
6.00%, 4/15/25(1)	6,528	6,506,954
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(10)	3,589	3,688,960
7.39% to 11/3/27, 11/3/28(10)	9,912	10,549,791
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	2,208	2,249,744
8.248% to 11/21/32, 11/21/33(1)(10)	11,790	13,175,070
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(9)(10)	33,877	34,022,248
6.254% to 10/23/33, 10/23/34(10)	8,385	8,962,293
KeyBank NA:
4.15%, 8/8/25	4,775	4,643,083
5.85%, 11/15/27	12,572	12,474,529
KeyCorp, 3.878% to 5/23/24, 5/23/25(10)	3,885	3,867,653
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	9,415	8,522,145
LPL Holdings, Inc., 4.00%, 3/15/29(1)	8,250	7,589,876
Radian Group, Inc., 6.20%, 5/15/29	6,923	7,030,519
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	8,074	7,041,773
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(10)	8,907	8,874,004
6.066% to 1/19/34, 1/19/35(1)(10)	11,484	11,560,504
8.50% to 3/25/34(1)(9)(10)(11)	15,432	15,393,420
Stifel Financial Corp., 4.00%, 5/15/30	4,782	4,372,684
Swedbank AB:
5.407%, 3/14/29(1)	3,525	3,530,653
6.136%, 9/12/26(1)	8,620	8,777,765
Synchrony Bank, 5.40%, 8/22/25	3,488	3,457,176
Synchrony Financial, 4.50%, 7/23/25	9,400	9,214,335
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)	6,445	5,542,410
5.625%, 2/15/28	4,830	4,693,153
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	3,024	2,611,116
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)	12,137	12,760,271
TPG Operating Group II LP, 5.875%, 3/5/34	15,250	15,473,750
Truist Financial Corp.:
5.10% to 3/1/30(10)(11)	4,856	4,541,522
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Truist Financial Corp.: (continued)
5.435% to 1/24/29, 1/24/30(10)	$16,246	$ 16,231,601
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(10)	20,569	20,777,806
UBS Group AG:
4.375% to 2/10/31(1)(10)(11)	2,686	2,215,470
6.442% to 8/11/27, 8/11/28(1)(10)	4,731	4,872,658
9.016% to 11/15/32, 11/15/33(1)(10)	4,120	5,002,873
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(10)	6,576	6,265,881
5.459% to 6/30/30, 6/30/35(1)(10)	4,317	4,057,996
		$ 681,092,703
Government - Multinational — 3.5%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$7,205	$ 7,132,662
4.25%, 3/13/34	14,385	14,267,439
European Investment Bank, 3.25%, 11/15/27	44,000	42,267,211
Inter-American Development Bank, 3.50%, 9/14/29	7,300	7,003,513
International Bank for Reconstruction & Development:
3.875%, 2/14/30	12,000	11,707,197
4.00%, 1/10/31	28,000	27,393,450
		$ 109,771,472
Government - Regional — 0.4%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$12,390	$ 12,254,522
		$ 12,254,522
Industrial — 0.7%
BAE Systems PLC, 5.30%, 3/26/34(1)	$4,091	$ 4,113,057
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,200	3,196,812
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)(12)	7,195	7,298,309
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	7,073	6,980,078
		$ 21,588,256
Technology — 1.8%
Concentrix Corp., 6.60%, 8/2/28(9)	$22,532	$ 22,802,843
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)(9)	7,974	7,994,872
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	11,049	9,790,489
3.15%, 10/15/31	2,935	2,471,112
6.35%, 2/20/34	3,695	3,794,721
Marvell Technology, Inc., 5.75%, 2/15/29	3,167	3,243,988
Seagate HDD Cayman:
5.75%, 12/1/34	900	881,158
9.625%, 12/1/32	5,596	6,381,751
		$ 57,360,934
Utilities — 0.4%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	$2,429	$ 2,044,132

28
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Utilities (continued)
MidAmerican Energy Co., 5.35%, 1/15/34	$3,187	$ 3,282,126
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	324	314,279
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	2,906,654
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	5,126	4,783,072
		$ 13,330,263
Total Corporate Bonds (identified cost $1,184,073,803)		$1,163,589,508

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(13)(14)	$5,000	$ 4,931,450
Total High Social Impact Investments (identified cost $5,000,000)		$ 4,931,450

Preferred Stocks — 0.3%

Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP:
Series A, 5.75%	97,843	$ 1,248,477
Series A2, 6.375%	211,400	3,046,274
		$ 4,294,751
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%(9)	207,415	$ 3,737,618
		$ 3,737,618
Total Preferred Stocks (identified cost $13,141,692)		$ 8,032,369

Sovereign Government Bonds — 1.1%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$12,000	$ 11,018,128
1.75%, 9/14/29	14,365	12,608,832
4.375%, 2/28/34	9,437	9,480,990
Total Sovereign Government Bonds (identified cost $35,676,756)		$ 33,107,950

Taxable Municipal Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Commonwealth of Massachusetts, 5.456%, 12/1/39(15)	$750	$ 766,980
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,865,274
New York City, NY, 5.206%, 10/1/31(15)	1,030	1,034,192
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	2,768,942
		$ 8,435,388
Special Tax Revenue — 0.9%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$5,565	$ 5,292,760
Social Bonds, 2.484%, 6/1/27	3,980	3,733,757
Social Bonds, 2.534%, 6/1/28	4,980	4,610,733
Social Bonds, 2.584%, 6/1/29	2,715	2,477,302
Social Bonds, 2.984%, 6/1/33	3,060	2,665,352
Social Bonds, 3.034%, 6/1/34	2,195	1,888,337
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(15)	3,800	3,831,730
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(15)	3,215	3,318,748
		$ 27,818,719
Water and Sewer — 0.3%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$ 1,086,404
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,152,212
Green Bonds, 2.184%, 9/1/31	1,985	1,679,925
Green Bonds, 2.264%, 9/1/32	1,780	1,479,144
Green Bonds, 2.344%, 9/1/33	1,945	1,590,893
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,794,781
Green Bonds, 1.701%, 5/1/31	1,925	1,592,629
		$ 11,375,988
Total Taxable Municipal Obligations (identified cost $53,507,062)		$ 47,630,095

U.S. Government Agencies and Instrumentalities — 0.6%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.668%, 8/1/24	$2,726	$ 2,699,888
2.738%, 8/1/25	2,726	2,651,202
3.435%, 8/1/34	3,105	2,739,378
3.485%, 8/1/35	1,745	1,528,809

29
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development: (continued)
3.535%, 8/1/36	$929	$ 811,164
3.585%, 8/1/37	3,215	2,787,552
3.635%, 8/1/38	657	569,133
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,400	1,296,719
2.36%, 10/15/29	1,158	1,090,256
3.52%, 9/20/32	3,954	3,742,728
Total U.S. Government Agencies and Instrumentalities (identified cost $22,393,727)		$ 19,916,829

U.S. Government Agency Mortgage-Backed Securities — 16.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$1,252	$ 1,140,032
5.50%, 7/1/53	13,055	13,015,858
6.00%, with various maturities to 2053	16,502	16,679,084
Federal National Mortgage Association:
2.00%, 4/1/51	3,357	2,712,531
2.68%, 7/1/26	2,851	2,716,656
3.00%, with various maturities to 2049	7,198	6,288,573
4.00%, with various maturities to 2048	6,658	6,267,250
5.00%, 1/1/54	2,856	2,789,868
5.50%, 7/1/53	19,503	19,434,987
Government National Mortgage Association II:
2.50%, with various maturities to 2051	16,334	13,708,995
6.00%, with various maturities to 2053	11,434	11,609,607
6.50%, with various maturities to 2053	3,692	3,802,577
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(16)	159,545	147,791,017
4.50%, 30-Year, TBA(16)	79,826	76,037,386
5.00%, 30-Year, TBA(16)	206,109	201,230,008
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $533,480,027)		$ 525,224,429

U.S. Treasury Obligations — 17.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
3.625%, 2/15/53	$4,101	$ 3,602,152
3.625%, 5/15/53	4,101	3,604,314
3.875%, 2/15/43	12,750	11,790,264
4.00%, 11/15/42	190,820	179,803,126
4.00%, 11/15/52	19,701	18,529,226
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
4.25%, 2/15/54	$17,300	$ 17,017,523
4.50%, 2/15/44	3,574	3,594,662
4.75%, 11/15/53	16,400	17,510,844
U.S. Treasury Notes:
3.50%, 4/30/30	12,732	12,237,640
3.625%, 5/31/28	1,179	1,149,272
3.75%, 12/31/28	8,000	7,830,781
4.00%, 2/29/28	56,173	55,525,694
4.00%, 2/15/34	17,237	16,954,205
4.125%, 7/31/28	1,007	1,000,883
4.125%, 3/31/29(12)	15,314	15,248,796
4.25%, 2/28/29(9)	7,000	7,010,391
4.375%, 8/31/28	11,566	11,615,020
4.625%, 9/15/26	2,929	2,935,865
4.875%, 11/30/25	157,420	157,672,118
Total U.S. Treasury Obligations (identified cost $546,528,147)		$ 544,632,776

Short-Term Investments — 9.8%
Affiliated Fund — 4.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(17)	133,210,564	$ 133,210,564
Total Affiliated Fund (identified cost $133,210,564)		$ 133,210,564
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(18)	6,995,449	$ 6,995,449
Total Securities Lending Collateral (identified cost $6,995,449)		$ 6,995,449

30
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 5.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 6/13/24	$166,683	$ 164,921,871
Total U.S. Treasury Obligations (identified cost $164,965,674)		$ 164,921,871
Total Short-Term Investments (identified cost $305,171,687)		$ 305,127,884
Total Investments — 113.8% (identified cost $3,627,211,517)		$3,547,726,393

Other Assets, Less Liabilities — (13.8)%	$ (430,837,593)
Net Assets — 100.0%	$ 3,116,888,800

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $1,164,154,968 or 37.3% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2024.
(3)	Principal amount is less than $500.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2024.
(5)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2024.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(8)	Amount is less than 0.05%.
(9)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $29,123,131.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	When-issued security.
(13)	May be deemed to be an affiliated company.
(14)	Restricted security. Total market value of restricted securities amounts to $4,931,450, which represents 0.2% of the net assets of the Fund as of March 31, 2024.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(18)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,922,311	CAD	5,298,108	State Street Bank and Trust Company	4/30/24	$ 9,310	$ —
						$9,310	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	2,080	Long	6/28/24	$425,327,502	$ (194,743)
U.S. 5-Year Treasury Note	3,179	Long	6/28/24	340,202,672	453,214
U.S. 10-Year Treasury Note	883	Long	6/18/24	97,833,640	310,533
U.S. Long Treasury Bond	560	Long	6/18/24	67,445,000	1,197,147
31
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. Ultra-Long Treasury Bond	(12)	Short	6/18/24	$ (1,548,000)	$ (15,760)
U.S. Ultra 10-Year Treasury Note	(782)	Short	6/18/24	(89,624,531)	(355,337)
					$1,395,054
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$5,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar
32
See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Capital Markets — 7.1%
Charles Schwab Corp.	969,056	$ 70,101,511
Intercontinental Exchange, Inc.	1,087,348	149,434,236
Moody's Corp.	182,237	71,624,608
S&P Global, Inc.	521,112	221,707,100
		$ 512,867,455
Chemicals — 7.3%
Air Products and Chemicals, Inc.	317,737	$ 76,978,143
Ecolab, Inc.	969,381	223,830,073
Linde PLC	473,101	219,670,256
		$ 520,478,472
Commercial Services & Supplies — 1.1%
Veralto Corp.	856,554	$ 75,942,078
		$ 75,942,078
Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp.	87,002	$ 63,740,275
Dollar General Corp.	1,045,742	163,198,497
		$ 226,938,772
Containers & Packaging — 0.9%
Ball Corp.	913,187	$ 61,512,276
		$ 61,512,276
Electronic Equipment, Instruments & Components — 4.1%
Amphenol Corp., Class A	1,923,293	$ 221,851,848
TE Connectivity Ltd.	479,235	69,604,091
		$ 291,455,939
Entertainment — 0.9%
Electronic Arts, Inc.	505,467	$ 67,060,307
		$ 67,060,307
Financial Services — 13.3%
Fidelity National Information Services, Inc.	718,258	$ 53,280,378
Fiserv, Inc.(1)	783,582	125,232,075
Mastercard, Inc., Class A	733,592	353,275,900
PayPal Holdings, Inc.(1)	1,255,611	84,113,381
Visa, Inc., Class A	1,217,008	339,642,593
		$ 955,544,327
Health Care Equipment & Supplies — 1.5%
IDEXX Laboratories, Inc.(1)	119,841	$ 64,705,751
Intuitive Surgical, Inc.(1)	106,716	42,589,289
		$ 107,295,040
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	852,286	$ 77,890,418
		$ 77,890,418
Insurance — 2.5%
Aon PLC, Class A	190,963	$ 63,728,173
Marsh & McLennan Cos., Inc.	553,134	113,934,541
		$ 177,662,714
Interactive Media & Services — 4.8%
Alphabet, Inc., Class C(1)	2,241,021	$ 341,217,857
		$ 341,217,857
IT Services — 6.1%
Accenture PLC, Class A	227,411	$ 78,822,927
Gartner, Inc.(1)	496,375	236,607,071
VeriSign, Inc.(1)	627,846	118,983,095
		$ 434,413,093
Life Sciences Tools & Services — 11.0%
Agilent Technologies, Inc.	820,453	$ 119,384,116
Danaher Corp.	1,320,229	329,687,586
Thermo Fisher Scientific, Inc.	584,971	339,990,995
		$ 789,062,697
Machinery — 4.3%
IDEX Corp.	495,526	$ 120,918,254
Xylem, Inc.	1,478,411	191,069,838
		$ 311,988,092
Personal Care Products — 1.4%
Estee Lauder Cos., Inc., Class A	644,977	$ 99,423,205
		$ 99,423,205
Pharmaceuticals — 3.5%
Zoetis, Inc.	1,504,999	$ 254,660,881
		$ 254,660,881
Professional Services — 3.1%
Verisk Analytics, Inc.	945,267	$ 222,827,790
		$ 222,827,790
Semiconductors & Semiconductor Equipment — 0.8%
Texas Instruments, Inc.	327,647	$ 57,079,384
		$ 57,079,384
Software — 9.5%
Adobe, Inc.(1)	210,380	$ 106,157,748
Intuit, Inc.	353,429	229,728,850

33
See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Microsoft Corp.	817,545	$ 343,957,532
		$ 679,844,130
Specialized REITs — 3.7%
American Tower Corp.	1,003,499	$ 198,281,367
Crown Castle, Inc.	617,671	65,368,122
		$ 263,649,489
Specialty Retail — 5.6%
Lowe's Cos., Inc.	293,551	$ 74,776,246
O'Reilly Automotive, Inc.(1)	63,552	71,742,582
TJX Cos., Inc.	2,529,546	256,546,555
		$ 403,065,383
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	806,000	$ 75,747,880
		$ 75,747,880
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$ 127,711
Digital Directions International, Inc.(1)(3)(4)	354,389	0
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	14,044
		$ 141,755
Total Common Stocks (identified cost $3,544,934,527)		$7,007,769,434

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 265,719
Series C-1(1)(3)(4)	1,023,444	179,614
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $918,761)		$ 445,333

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Accion Frontier Inclusion Fund LP(1)(3)(4)	$ 2,370,310
Adobe Capital Social Mezzanine I LP(1)(3)(4)	21,682
Africa Renewable Energy Fund LP(1)(3)(4)	846,476
Arborview Capital Partners LP(1)(3)(4)	513,812
Security	Value
Bridges Ventures U.S. Sustainable Growth Fund LP(1)(3)(4)	$ 910,530
Coastal Ventures III LP(1)(3)(4)	353,133
Core Innovations Capital I LP(1)(3)(4)	1,359,781
Cross Culture Ventures I LP(1)(3)(4)	908,301
DBL Equity Fund BAEF II LP(1)(3)(4)	1,308,362
DBL Partners III LP(1)(3)(4)	1,270,554
First Analysis Private Equity Fund V LP(1)(3)(4)	642,214
Impact Ventures II LP(1)(3)(4)	170,347
LeapFrog Financial Inclusion Fund(1)(3)(4)	3,614
New Markets Education Partner LP(1)(3)(4)	24,066
New Markets Venture Partners II LP(1)(3)(4)	42,446
Owl Ventures LP(1)(3)(4)	906,304
Renewable Energy Asia Fund LP(1)(3)(4)	80,331
SEAF India International Growth Fund LP(1)(3)(4)	0
SJF Ventures II LP, Preferred(1)(3)(4)	56,943
SJF Ventures III LP(1)(3)(4)	685,307
Westly Capital Partners Fund II LP(1)(3)(4)	142,873
Total Venture Capital Limited Partnership Interests (identified cost $7,533,338)	$ 12,617,386

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	144,486,018	$ 144,486,018
Total Short-Term Investments (identified cost $144,486,018)		$ 144,486,018
Total Investments — 100.0% (identified cost $3,697,872,644)		$7,165,318,171
Other Assets, Less Liabilities — (0.0)%(2)		$ (249,093)
Net Assets — 100.0%		$ 7,165,069,078

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05% or (0.05)%, as applicable.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4)	Restricted security. Total market value of restricted securities amounts to $13,204,474, which represents 0.2% of the net assets of the Fund as of March 31, 2024.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

34
See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$ 166,889
Accion Frontier Inclusion Fund LP	11/12/15-12/6/23	786,621
Adobe Capital Social Mezzanine I LP	2/8/13-1/23/24	303,133
Africa Renewable Energy Fund LP	4/17/14-7/18/22	997,030
Arborview Capital Partners LP	11/13/12-12/7/21	14,610
Bridges Ventures U.S. Sustainable Growth Fund LP	6/18/16-10/27/23	820,016
Coastal Ventures III LP	7/30/12-1/9/19	88,585
Core Innovations Capital I LP	1/6/11-6/30/17	0
Cross Culture Ventures I LP	2/24/16-12/21/23	366,153
DBL Equity Fund BAEF II LP	3/30/11-8/2/16	697,586
DBL Partners III LP	1/16/15-4/28/22	870,896
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V LP	6/7/13-6/13/18	0
Impact Ventures II LP	9/8/10-2/5/18	638,988
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partner LP	9/27/11-6/1/21	0
New Markets Venture Partners II LP	7/21/08-5/3/16	0
Owl Ventures LP	7/10/14-3/20/20	0
Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF India International Growth Fund LP	3/22/05-5/24/10	195,777
SJF Ventures II LP, Preferred	2/14/06-11/20/12	0
SJF Ventures III LP	2/6/12-7/14/17	0
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11-4/16/21	0

Abbreviations:
REITs	– Real Estate Investment Trusts
35
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Statements of Assets and Liabilities (Unaudited)

	March 31, 2024
	Balanced Fund	Bond Fund	Equity Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $983,235,285, $3,482,044,732 and $3,553,386,626, respectively) - including $8,664,425, $29,123,131 and $0, respectively, of securities on loan	$ 1,264,151,194	$ 3,402,641,310	$ 7,020,832,153
Investments in securities of affiliated issuers, at value (identified cost $27,013,594, $145,166,785 and $144,486,018, respectively)	27,005,089	145,085,083	144,486,018
Receivable for open forward foreign currency exchange contracts	386	9,310	—
Cash	6,320,979	43,200,883	861,321
Cash denominated in foreign currency, at value (cost $198, $723,626 and $0, respectively)	199	706,559	—
Deposits at broker for futures contracts	1,481,900	9,873,100	—
Deposits for forward commitment securities	—	85,000	—
Receivable for investments sold	905,346	41,146,294	—
Receivable for capital shares sold	670,357	6,307,884	4,031,474
Dividends and interest receivable	3,509,158	25,185,974	2,504,433
Dividends and interest receivable - affiliated	120,380	800,821	492,396
Securities lending income receivable	7,053	5,307	—
Tax reclaims receivable	5,051	948	—
Receivable from affiliate	—	229,734	—
Trustees' deferred compensation plan	439,209	679,373	1,506,544
Total assets	$1,304,616,301	$3,675,957,580	$7,174,714,339
Liabilities
Cash collateral due to brokers	$ —	$ 85,000	$ —
Payable for variation margin on open futures contracts	44,597	741,843	—
Payable for open forward foreign currency exchange contracts	331	—	—
Payable for investments purchased	1,182,841	81,911,887	—
Payable for when-issued/delayed delivery/forward commitment securities	71,644,133	450,468,522	—
Payable for capital shares redeemed	199,121	4,174,369	2,702,410
Distributions payable	—	11,973,339	—
Deposits for securities loaned	3,832,073	6,995,449	—
Payable to affiliates:
Investment advisory fee	397,347	744,716	2,512,341
Administrative fee	123,596	313,221	727,073
Distribution and service fees	213,315	62,163	592,326
Sub-transfer agency fee	34,528	30,520	122,655
Trustees' deferred compensation plan	439,209	679,373	1,506,544
Accrued expenses	380,906	888,378	1,481,912
Total liabilities	$ 78,491,997	$ 559,068,780	$ 9,645,261
Commitments and contingent liabilities (Note 10)
Net Assets	$1,226,124,304	$3,116,888,800	$7,165,069,078
Sources of Net Assets
Paid-in capital	$ 927,822,931	$ 3,453,602,794	$ 3,520,791,700
Distributable earnings (accumulated loss)	298,301,373	(336,713,994)	3,644,277,378
Net Assets	$1,226,124,304	$3,116,888,800	$7,165,069,078
36
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Statements of Assets and Liabilities (Unaudited) — continued

March 31, 2024
	Balanced Fund	Bond Fund	Equity Fund
Class A Shares
Net Assets	$ 826,933,352	$ 320,617,021	$ 2,269,228,908
Shares Outstanding	19,714,804	22,287,780	28,050,216
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 41.94	$ 14.39	$ 80.90
Maximum Offering Price Per Share (100 ÷ 94.75, 96.75 and 94.75, respectively, of net asset value per share)	$ 44.26	$ 14.87	$ 85.38
Class C Shares
Net Assets	$ 53,769,715	$ 9,512,570	$ 133,443,062
Shares Outstanding	1,335,750	666,003	3,517,165
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 40.25	$ 14.28	$ 37.94
Class I Shares
Net Assets	$ 255,449,343	$ 2,231,172,052	$ 3,989,702,062
Shares Outstanding	5,943,000	154,796,826	41,305,690
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 42.98	$ 14.41	$ 96.59
Class R6 Shares
Net Assets	$ 89,971,894	$ 555,587,157	$ 772,695,046
Shares Outstanding	2,094,670	38,588,438	8,023,648
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 42.95	$ 14.40	$ 96.30

On sales of $50,000 ($100,000 for Bond Fund) or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
37
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2024
	Balanced Fund	Bond Fund	Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $14,729, $20,266 and $0, respectively)	$ 3,521,810	$ 361,116	$ 34,928,965
Dividend income - affiliated issuers	605,318	3,024,756	2,965,594
Interest income	10,034,015	69,367,849	9,846
Interest income - affiliated issuers	70,117	350,773	24,574
Securities lending income, net	5,556	24,853	—
Other income	—	31,042	—
Total investment income	$ 14,236,816	$ 73,160,389	$ 37,928,979
Expenses
Investment advisory fee	$ 2,235,966	$ 4,188,523	$ 14,357,862
Administrative fee	685,188	1,712,492	4,114,516
Distribution and service fees:
Class A	931,036	311,568	2,676,089
Class C	260,468	47,736	643,880
Trustees' fees and expenses	29,952	75,423	180,714
Custodian fees	18,348	29,196	52,270
Transfer agency fees and expenses	500,686	1,224,871	2,578,730
Accounting fees	163,781	254,966	453,006
Professional fees	43,794	49,515	74,618
Registration fees	35,931	109,754	127,497
Reports to shareholders	40,273	59,456	124,460
Miscellaneous	80,797	140,473	209,201
Total expenses	$ 5,026,220	$ 8,203,973	$ 25,592,843
Waiver and/or reimbursement of expenses by affiliates	$ (17,665)	$ (485,436)	$ (86,594)
Net expenses	$ 5,008,555	$ 7,718,537	$ 25,506,249
Net investment income	$ 9,228,261	$ 65,441,852	$ 12,422,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 21,687,793	$ (70,116,095)	$ 182,903,112
Futures contracts	107,582	(58,460)	—
Foreign currency transactions	(4,513)	(11)	—
Forward foreign currency exchange contracts	11,476	67,318	—
Net realized gain (loss)	$ 21,802,338	$ (70,107,248)	$ 182,903,112
Change in unrealized appreciation (depreciation):
Investment securities	$ 151,736,811	$ 182,834,049	$ 1,003,548,967
Investment securities - affiliated issuers	79,479	215,762	109,269
Futures contracts	663,428	8,439,564	—
Foreign currency	279	14,154	—
Forward foreign currency exchange contracts	(9,301)	(67,453)	—
Net change in unrealized appreciation (depreciation)	$152,470,696	$191,436,076	$1,003,658,236
Net realized and unrealized gain	$174,273,034	$121,328,828	$1,186,561,348
Net increase in net assets from operations	$183,501,295	$186,770,680	$1,198,984,078
38
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,228,261	$ 65,441,852	$ 12,422,730
Net realized gain (loss)	21,802,338	(70,107,248)	182,903,112
Net change in unrealized appreciation (depreciation)	152,470,696	191,436,076	1,003,658,236
Net increase in net assets from operations	$ 183,501,295	$ 186,770,680	$1,198,984,078
Distributions to shareholders:
Class A	$ (6,008,700)	$ (6,868,966)	$ (38,765,262)
Class C	(222,361)	(171,981)	(4,551,157)
Class I	(2,056,174)	(46,240,779)	(65,350,307)
Class R6	(745,600)	(12,312,160)	(13,284,481)
Total distributions to shareholders	$ (9,032,835)	$ (65,593,886)	$ (121,951,207)
Capital share transactions:
Class A	$ (19,754,671)	$ 3,429,124	$ (60,551,587)
Class C	(4,266,459)	(602,221)	(5,952,343)
Class I	3,675,226	263,670,590	(333,160,062)
Class R6	4,531,571	56,598,669	(19,895,516)
Net increase (decrease) in net assets from capital share transactions	$ (15,814,333)	$ 323,096,162	$ (419,559,508)
Net increase in net assets	$ 158,654,127	$ 444,272,956	$ 657,473,363
Net Assets
At beginning of period	$ 1,067,470,177	$ 2,672,615,844	$ 6,507,595,715
At end of period	$1,226,124,304	$3,116,888,800	$7,165,069,078
39
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2023
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 17,205,790	$ 105,334,068	$ 21,366,487
Net realized gain (loss)	4,887,277	(134,990,343)	107,990,774
Net change in unrealized appreciation (depreciation)	89,118,195	80,872,887	689,599,868
Net increase in net assets from operations	$ 111,211,262	$ 51,216,612	$ 818,957,129
Distributions to shareholders:
Class A	$ (25,264,420)	$ (11,698,380)	$ (63,852,007)
Class C	(1,462,486)	(289,225)	(7,963,077)
Class I	(7,987,947)	(72,324,272)	(96,218,038)
Class R6	(2,397,546)	(21,446,626)	(15,708,813)
Total distributions to shareholders	$ (37,112,399)	$ (105,758,503)	$ (183,741,935)
Capital share transactions:
Class A	$ (10,830,672)	$ 3,877,980	$ (14,882,958)
Class C	(4,774,580)	587,820	(355,304)
Class I	(11,750,348)	254,651,246	449,223,697
Class R6	17,574,555	10,997,909	175,056,534
Net increase (decrease) in net assets from capital share transactions	$ (9,781,045)	$ 270,114,955	$ 609,041,969
Net increase in net assets	$ 64,317,818	$ 215,573,064	$1,244,257,163
Net Assets
At beginning of year	$ 1,003,152,359	$ 2,457,042,780	$ 5,263,338,552
At end of year	$1,067,470,177	$2,672,615,844	$6,507,595,715
40
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights

	Balanced Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 36.00	$ 33.56	$ 42.36	$ 37.18	$ 34.28	$ 33.14
Income (Loss) From Operations
Net investment income(1)	$ 0.31	$ 0.57	$ 0.40	$ 0.30	$ 0.41	$ 0.44
Net realized and unrealized gain (loss)	5.93	3.12	(5.91)	5.77	3.67	2.24
Total income (loss) from operations	$ 6.24	$ 3.69	$ (5.51)	$ 6.07	$ 4.08	$ 2.68
Less Distributions
From net investment income	$ (0.30)	$ (0.91)	$ (0.41)	$ (0.30)	$ (0.42)	$ (0.44)
From net realized gain	—	(0.34)	(2.88)	(0.59)	(0.76)	(1.10)
Total distributions	$ (0.30)	$ (1.25)	$ (3.29)	$ (0.89)	$ (1.18)	$ (1.54)
Net asset value — End of period	$ 41.94	$ 36.00	$ 33.56	$ 42.36	$ 37.18	$ 34.28
Total Return(2)	17.38% (3)	11.11%	(14.40)%	16.48%	12.22%	8.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$826,933	$728,372	$688,402	$823,892	$686,408	$619,744
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.92% (5)	0.92%	0.91%	0.90%	0.93%	0.96%
Net expenses	0.92% (5)(6)	0.92% (6)	0.91% (6)	0.90%	0.93%	0.93%
Net investment income	1.58% (5)	1.57%	1.03%	0.73%	1.17%	1.37%
Portfolio Turnover	67% (3)(7)	106% (7)	85% (7)	95% (7)	98% (7)	69% (7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
41
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights — continued

	Balanced Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 34.56	$ 32.27	$ 40.85	$ 35.90	$ 33.14	$ 32.09
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.15	$ 0.28	$ 0.10	$ (0.01)	$ 0.14	$ 0.20
Net realized and unrealized gain (loss)	5.70	3.00	(5.68)	5.56	3.55	2.15
Total income (loss) from operations	$ 5.85	$ 3.28	$ (5.58)	$ 5.55	$ 3.69	$ 2.35
Less Distributions
From net investment income	$ (0.16)	$ (0.65)	$ (0.12)	$ (0.01)	$ (0.17)	$ (0.20)
From net realized gain	—	(0.34)	(2.88)	(0.59)	(0.76)	(1.10)
Total distributions	$ (0.16)	$ (0.99)	$ (3.00)	$ (0.60)	$ (0.93)	$ (1.30)
Net asset value — End of period	$ 40.25	$ 34.56	$ 32.27	$ 40.85	$ 35.90	$ 33.14
Total Return(2)	16.95% (3)	10.25%	(15.05)%	15.59%	11.39%	7.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,770	$50,105	$51,250	$67,292	$65,760	$54,062
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.67% (5)	1.68%	1.67%	1.66%	1.69%	1.71%
Net expenses	1.67% (5)(6)	1.68% (6)	1.67% (6)	1.66%	1.68%	1.68%
Net investment income (loss)	0.82% (5)	0.81%	0.26%	(0.03)%	0.42%	0.63%
Portfolio Turnover	67% (3)(7)	106% (7)	85% (7)	95% (7)	98% (7)	69% (7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
42
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights — continued

	Balanced Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 36.88	$ 34.35	$ 43.28	$ 37.97	$ 34.97	$ 33.77
Income (Loss) From Operations
Net investment income(1)	$ 0.36	$ 0.67	$ 0.50	$ 0.40	$ 0.50	$ 0.54
Net realized and unrealized gain (loss)	6.09	3.20	(6.05)	5.90	3.76	2.28
Total income (loss) from operations	$ 6.45	$ 3.87	$ (5.55)	$ 6.30	$ 4.26	$ 2.82
Less Distributions
From net investment income	$ (0.35)	$ (1.00)	$ (0.50)	$ (0.40)	$ (0.50)	$ (0.52)
From net realized gain	—	(0.34)	(2.88)	(0.59)	(0.76)	(1.10)
Total distributions	$ (0.35)	$ (1.34)	$ (3.38)	$ (0.99)	$ (1.26)	$ (1.62)
Net asset value — End of period	$ 42.98	$ 36.88	$ 34.35	$ 43.28	$ 37.97	$ 34.97
Total Return(2)	17.53% (3)	11.37%	(14.20)%	16.75%	12.55%	8.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$255,449	$215,983	$211,957	$315,744	$212,490	$140,961
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.67% (5)	0.68%	0.67%	0.66%	0.69%	0.71%
Net expenses	0.67% (5)(6)	0.68% (6)	0.67% (6)	0.66%	0.68%	0.66%
Net investment income	1.82% (5)	1.81%	1.25%	0.96%	1.41%	1.64%
Portfolio Turnover	67% (3)(7)	106% (7)	85% (7)	95% (7)	98% (7)	69% (7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
43
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights — continued

	Balanced Fund — Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2019(1)
		2023	2022	2021	2020
Net asset value — Beginning of period	$ 36.85	$ 34.33	$ 43.27	$ 37.95	$ 34.98	$ 31.46
Income (Loss) From Operations
Net investment income(2)	$ 0.38	$ 0.69	$ 0.57	$ 0.42	$ 0.51	$ 0.36
Net realized and unrealized gain (loss)	6.08	3.19	(6.10)	5.91	3.75	3.55
Total income (loss) from operations	$ 6.46	$ 3.88	$ (5.53)	$ 6.33	$ 4.26	$ 3.91
Less Distributions
From net investment income	$ (0.36)	$ (1.02)	$ (0.53)	$ (0.42)	$ (0.53)	$ (0.39)
From net realized gain	—	(0.34)	(2.88)	(0.59)	(0.76)	—
Total distributions	$ (0.36)	$ (1.36)	$ (3.41)	$ (1.01)	$ (1.29)	$ (0.39)
Net asset value — End of period	$ 42.95	$ 36.85	$ 34.33	$ 43.27	$37.95	$34.98
Total Return(3)	17.57% (4)	11.42%	(14.14)%	16.82%	12.57%	12.44% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$89,972	$73,010	$51,544	$11,184	$ 4,298	$ 230
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.62% (6)	0.62%	0.61%	0.61%	0.65%	0.66% (6)
Net expenses	0.62% (6)(7)	0.62% (7)	0.61% (7)	0.61%	0.64%	0.64% (6)
Net investment income	1.88% (6)	1.87%	1.51%	1.01%	1.43%	1.58% (6)
Portfolio Turnover	67% (4)(8)	106% (8)	85% (8)	95% (8)	98% (8)	69% (8)(9)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended September 30, 2019.
44
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights — continued

	Bond Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.77	$ 14.02	$ 16.91	$ 17.01	$ 16.67	$ 15.69
Income (Loss) From Operations
Net investment income(1)	$ 0.31	$ 0.54	$ 0.35	$ 0.31	$ 0.37	$ 0.42
Net realized and unrealized gain (loss)	0.62	(0.25)	(2.69)	0.12	0.50	0.99
Total income (loss) from operations	$ 0.93	$ 0.29	$ (2.34)	$ 0.43	$ 0.87	$ 1.41
Less Distributions
From net investment income	$ (0.31)	$ (0.54)	$ (0.35)	$ (0.32)	$ (0.38)	$ (0.43)
From net realized gain	—	—	(0.20)	(0.21)	(0.15)	—
Total distributions	$ (0.31)	$ (0.54)	$ (0.55)	$ (0.53)	$ (0.53)	$ (0.43)
Net asset value — End of period	$ 14.39	$ 13.77	$ 14.02	$ 16.91	$ 17.01	$ 16.67
Total Return(2)	6.82% (3)	2.03%	(14.15)%	2.61%	5.32%	9.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$320,617	$303,884	$305,654	$375,792	$327,252	$290,893
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76% (5)	0.76%	0.75%	0.74%	0.76%	0.78%
Net expenses	0.73% (5)(6)	0.73% (6)	0.73% (6)	0.73%	0.73%	0.75%
Net investment income	4.40% (5)	3.80%	2.21%	1.84%	2.21%	2.59%
Portfolio Turnover	150% (3)(7)	209% (7)	122% (7)	163% (7)	153% (7)	75% (7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
45
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights — continued

	Bond Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.67	$ 13.92	$ 16.79	$ 16.89	$ 16.55	$ 15.58
Income (Loss) From Operations
Net investment income(1)	$ 0.25	$ 0.42	$ 0.22	$ 0.18	$ 0.23	$ 0.28
Net realized and unrealized gain (loss)	0.61	(0.24)	(2.66)	0.12	0.50	0.98
Total income (loss) from operations	$ 0.86	$ 0.18	$ (2.44)	$ 0.30	$ 0.73	$ 1.26
Less Distributions
From net investment income	$ (0.25)	$ (0.43)	$ (0.23)	$ (0.19)	$ (0.24)	$ (0.29)
From net realized gain	—	—	(0.20)	(0.21)	(0.15)	—
Total distributions	$ (0.25)	$ (0.43)	$ (0.43)	$ (0.40)	$ (0.39)	$ (0.29)
Net asset value — End of period	$14.28	$13.67	$ 13.92	$ 16.79	$ 16.89	$ 16.55
Total Return(2)	6.35% (3)	1.21%	(14.83)%	1.80%	4.50%	8.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 9,513	$ 9,684	$ 9,289	$13,768	$16,215	$15,343
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.56% (5)	1.56%	1.55%	1.54%	1.56%	1.59%
Net expenses	1.53% (5)(6)	1.53% (6)	1.53% (6)	1.53%	1.53%	1.56%
Net investment income	3.59% (5)	3.00%	1.39%	1.05%	1.41%	1.79%
Portfolio Turnover	150% (3)(7)	209% (7)	122% (7)	163% (7)	153% (7)	75% (7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
46
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights — continued

	Bond Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.80	$ 14.05	$ 16.94	$ 17.04	$ 16.70	$ 15.72
Income (Loss) From Operations
Net investment income(1)	$ 0.33	$ 0.57	$ 0.38	$ 0.35	$ 0.40	$ 0.45
Net realized and unrealized gain (loss)	0.61	(0.25)	(2.68)	0.12	0.50	0.99
Total income (loss) from operations	$ 0.94	$ 0.32	$ (2.30)	$ 0.47	$ 0.90	$ 1.44
Less Distributions
From net investment income	$ (0.33)	$ (0.57)	$ (0.39)	$ (0.36)	$ (0.41)	$ (0.46)
From net realized gain	—	—	(0.20)	(0.21)	(0.15)	—
Total distributions	$ (0.33)	$ (0.57)	$ (0.59)	$ (0.57)	$ (0.56)	$ (0.46)
Net asset value — End of period	$ 14.41	$ 13.80	$ 14.05	$ 16.94	$ 17.04	$ 16.70
Total Return(2)	6.84% (3)	2.24%	(13.95)%	2.81%	5.52%	9.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,231,172	$1,882,715	$1,668,531	$1,709,504	$1,379,529	$1,144,805
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.57% (5)	0.56%	0.55%	0.54%	0.56%	0.58%
Net expenses	0.53% (5)(6)	0.53% (6)	0.53% (6)	0.53%	0.53%	0.53%
Net investment income	4.59% (5)	4.01%	2.43%	2.04%	2.40%	2.81%
Portfolio Turnover	150% (3)(7)	209% (7)	122% (7)	163% (7)	153% (7)	75% (7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
47
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights — continued

	Bond Fund — Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.78	$ 14.03	$ 16.93	$ 17.03	$ 16.69	$ 15.71
Income (Loss) From Operations
Net investment income(1)	$ 0.33	$ 0.58	$ 0.40	$ 0.36	$ 0.41	$ 0.46
Net realized and unrealized gain (loss)	0.62	(0.25)	(2.70)	0.12	0.50	0.99
Total income (loss) from operations	$ 0.95	$ 0.33	$ (2.30)	$ 0.48	$ 0.91	$ 1.45
Less Distributions
From net investment income	$ (0.33)	$ (0.58)	$ (0.40)	$ (0.37)	$ (0.42)	$ (0.47)
From net realized gain	—	—	(0.20)	(0.21)	(0.15)	—
Total distributions	$ (0.33)	$ (0.58)	$ (0.60)	$ (0.58)	$ (0.57)	$ (0.47)
Net asset value — End of period	$ 14.40	$ 13.78	$ 14.03	$ 16.93	$ 17.03	$ 16.69
Total Return(2)	6.96% (3)	2.31%	(13.96)%	2.89%	5.66%	9.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$555,587	$476,333	$473,569	$321,472	$270,643	$252,225
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.47% (5)	0.48%	0.48%	0.47%	0.49%	0.51%
Net expenses	0.46% (5)(6)	0.46% (6)	0.46% (6)	0.46%	0.46%	0.48%
Net investment income	4.66% (5)	4.06%	2.55%	2.11%	2.48%	2.84%
Portfolio Turnover	150% (3)(7)	209% (7)	122% (7)	163% (7)	153% (7)	75% (7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
48
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights — continued

	Equity Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 69.17	$ 62.23	$ 77.18	$ 63.00	$ 53.94	$ 49.18
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.08	$ 0.12	$ (0.02)	$ (0.04)	$ 0.01	$ 0.05
Net realized and unrealized gain (loss)	13.02	9.03	(11.98)	16.02	10.64	8.36
Total income (loss) from operations	$ 13.10	$ 9.15	$ (12.00)	$ 15.98	$ 10.65	$ 8.41
Less Distributions
From net investment income	$ (0.14)	$ —	$ —	$ —	$ (0.02)	$ (0.01)
From net realized gain	(1.23)	(2.21)	(2.95)	(1.80)	(1.57)	(3.64)
Total distributions	$ (1.37)	$ (2.21)	$ (2.95)	$ (1.80)	$ (1.59)	$ (3.65)
Net asset value — End of period	$ 80.90	$ 69.17	$ 62.23	$ 77.18	$ 63.00	$ 53.94
Total Return(2)	19.09% (3)	14.83%	(16.35)%	25.87%	20.27%	18.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,269,229	$1,996,462	$1,807,406	$2,278,654	$1,896,037	$1,598,391
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.91% (5)	0.91%	0.91%	0.91%	0.94%	1.00%
Net expenses	0.91% (5)(6)	0.91% (6)	0.91% (6)	0.91%	0.94%	0.99%
Net investment income (loss)	0.20% (5)	0.18%	(0.03)%	(0.06)%	0.01%	0.11%
Portfolio Turnover	4% (3)	10%	7%	13%	16%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
49
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights — continued

	Equity Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 33.12	$ 31.03	$ 40.04	$ 33.61	$ 29.67	$ 28.80
Income (Loss) From Operations
Net investment loss(1)	$ (0.10)	$ (0.19)	$ (0.29)	$ (0.30)	$ (0.22)	$ (0.17)
Net realized and unrealized gain (loss)	6.18	4.46	(5.89)	8.39	5.70	4.57
Total income (loss) from operations	$ 6.08	$ 4.27	$ (6.18)	$ 8.09	$ 5.48	$ 4.40
Less Distributions
From net investment income	$ (0.03)	$ —	$ —	$ —	$ —	$ —
From net realized gain	(1.23)	(2.18)	(2.83)	(1.66)	(1.54)	(3.53)
Total distributions	$ (1.26)	$ (2.18)	$ (2.83)	$ (1.66)	$ (1.54)	$ (3.53)
Net asset value — End of period	$ 37.94	$ 33.12	$ 31.03	$ 40.04	$ 33.61	$ 29.67
Total Return(2)	18.62% (3)	13.99%	(16.96)%	24.92%	19.38%	17.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$133,443	$122,005	$114,234	$149,033	$138,072	$100,276
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.66% (5)	1.66%	1.65%	1.66%	1.69%	1.75%
Net expenses	1.66% (5)(6)	1.66% (6)	1.65% (6)	1.66%	1.69%	1.75%
Net investment loss	(0.55)% (5)	(0.57)%	(0.78)%	(0.81)%	(0.74)%	(0.64)%
Portfolio Turnover	4% (3)	10%	7%	13%	16%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
50
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights — continued

	Equity Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 82.38	$ 73.71	$ 90.83	$ 73.80	$ 62.89	$ 56.68
Income (Loss) From Operations
Net investment income(1)	$ 0.20	$ 0.35	$ 0.19	$ 0.16	$ 0.17	$ 0.21
Net realized and unrealized gain (loss)	15.53	10.71	(14.20)	18.81	12.46	9.76
Total income (loss) from operations	$ 15.73	$ 11.06	$ (14.01)	$ 18.97	$ 12.63	$ 9.97
Less Distributions
From net investment income	$ (0.29)	$ (0.17)	$ (0.08)	$ (0.13)	$ (0.15)	$ (0.12)
From net realized gain	(1.23)	(2.22)	(3.03)	(1.81)	(1.57)	(3.64)
Total distributions	$ (1.52)	$ (2.39)	$ (3.11)	$ (1.94)	$ (1.72)	$ (3.76)
Net asset value — End of period	$ 96.59	$ 82.38	$ 73.71	$ 90.83	$ 73.80	$ 62.89
Total Return(2)	19.23% (3)	15.12%	(16.14)%	26.19%	20.57%	19.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,989,702	$3,713,256	$2,895,475	$3,142,730	$2,863,128	$1,540,337
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66% (5)	0.66%	0.65%	0.66%	0.69%	0.75%
Net expenses	0.66% (5)(6)	0.66% (6)	0.65% (6)	0.66%	0.69%	0.72%
Net investment income	0.45% (5)	0.43%	0.22%	0.19%	0.26%	0.37%
Portfolio Turnover	4% (3)	10%	7%	13%	16%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
51
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Financial Highlights — continued

	Equity Fund — Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 82.17	$ 73.53	$ 90.64	$ 73.67	$ 62.80	$ 56.65
Income (Loss) From Operations
Net investment income(1)	$ 0.23	$ 0.40	$ 0.25	$ 0.23	$ 0.21	$ 0.23
Net realized and unrealized gain (loss)	15.49	10.68	(14.16)	18.74	12.44	9.74
Total income (loss) from operations	$ 15.72	$ 11.08	$ (13.91)	$ 18.97	$ 12.65	$ 9.97
Less Distributions
From net investment income	$ (0.36)	$ (0.22)	$ (0.17)	$ (0.19)	$ (0.21)	$ (0.18)
From net realized gain	(1.23)	(2.22)	(3.03)	(1.81)	(1.57)	(3.64)
Total distributions	$ (1.59)	$ (2.44)	$ (3.20)	$ (2.00)	$ (1.78)	$ (3.82)
Net asset value — End of period	$ 96.30	$ 82.17	$ 73.53	$ 90.64	$ 73.67	$ 62.80
Total Return(2)	19.27% (3)	15.21%	(16.09)%	26.28%	20.65%	19.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$772,695	$675,873	$446,224	$456,674	$248,096	$58,035
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59% (5)	0.59%	0.59%	0.60%	0.63%	0.68%
Net expenses	0.59% (5)(6)	0.59% (6)	0.59% (6)	0.60%	0.63%	0.67%
Net investment income	0.52% (5)	0.49%	0.29%	0.27%	0.32%	0.37%
Portfolio Turnover	4% (3)	10%	7%	13%	16%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
52
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Balanced Fund (Balanced), Calvert Bond Fund (Bond) and Calvert Equity Fund (Equity) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Balanced is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity. The investment objective of Bond is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities. The investment objective of Equity is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% for Balanced and Equity and 0.75% for Bond may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or
53

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds' forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2024, based on the inputs used to value them:
Balanced
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$ 62,151,345	$ —	$ 62,151,345
Collateralized Mortgage Obligations	—	14,281,925	—	14,281,925
Commercial Mortgage-Backed Securities	—	47,981,439	—	47,981,439
Common Stocks	762,125,421 (2)	—	—	762,125,421
Common Stocks - Venture Capital	—	—	2,328,224	2,328,224
Corporate Bonds	—	163,613,685	—	163,613,685
Preferred Stocks	1,535,966	—	—	1,535,966
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Sovereign Government Bonds	—	4,342,973	—	4,342,973
Taxable Municipal Obligations	—	9,060,273	—	9,060,273
U.S. Government Agencies and Instrumentalities	—	2,274,058	—	2,274,058
U.S. Government Agency Mortgage-Backed Securities	—	78,329,405	—	78,329,405
U.S. Treasury Obligations	—	99,043,206	—	99,043,206
Venture Capital Limited Partnership Interests	—	—	128,172	128,172
Short-Term Investments:
Affiliated Fund	25,431,923	—	—	25,431,923
Securities Lending Collateral	3,832,073	—	—	3,832,073
U.S. Treasury Obligations	—	14,663,003	—	14,663,003
Total Investments	$792,925,383	$495,741,312	$2,489,588	$1,291,156,283
54

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 386	$ —	$ 386
Futures Contracts	370,642	—	—	370,642
Total	$793,296,025	$495,741,698	$2,489,588	$1,291,527,311
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (331)	$ —	$ (331)
Futures Contracts	(166,400)	—	—	(166,400)
Total	$ (166,400)	$ (331)	$ —	$ (166,731)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Bond
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 430,958,770	$ —	$ 430,958,770
Collateralized Mortgage Obligations	—	162,488,328	—	162,488,328
Commercial Mortgage-Backed Securities	—	294,919,990	—	294,919,990
Convertible Bonds	—	7,166,015	—	7,166,015
Corporate Bonds	—	1,163,589,508	—	1,163,589,508
High Social Impact Investments	—	4,931,450	—	4,931,450
Preferred Stocks	8,032,369	—	—	8,032,369
Sovereign Government Bonds	—	33,107,950	—	33,107,950
Taxable Municipal Obligations	—	47,630,095	—	47,630,095
U.S. Government Agencies and Instrumentalities	—	19,916,829	—	19,916,829
U.S. Government Agency Mortgage-Backed Securities	—	525,224,429	—	525,224,429
U.S. Treasury Obligations	—	544,632,776	—	544,632,776
Short-Term Investments:
Affiliated Fund	133,210,564	—	—	133,210,564
Securities Lending Collateral	6,995,449	—	—	6,995,449
U.S. Treasury Obligations	—	164,921,871	—	164,921,871
Total Investments	$148,238,382	$3,399,488,011	$ —	$3,547,726,393
Forward Foreign Currency Exchange Contracts	$ —	$ 9,310	$ —	$ 9,310
Futures Contracts	1,960,894	—	—	1,960,894
Total	$150,199,276	$3,399,497,321	$ —	$3,549,696,597
Liability Description
Futures Contracts	$ (565,840)	$ —	$ —	$ (565,840)
Total	$ (565,840)	$ —	$ —	$ (565,840)
55

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Equity
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 7,007,627,679(2)	$ —	$ —	$ 7,007,627,679
Common Stocks - Venture Capital	—	—	141,755	141,755
Preferred Stocks - Venture Capital	—	—	445,333	445,333
Venture Capital Limited Partnership Interests	—	—	12,617,386	12,617,386
Short-Term Investments	144,486,018	—	—	144,486,018
Total Investments	$7,152,113,697	$ —	$13,204,474	$7,165,318,171

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For Balanced and Equity, Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Funds may earn certain fees in connection with their investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses (except for Bond), other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. For Bond, net investment income and losses, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Funds purchase assignments from lenders, they acquire direct rights against the borrower of the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Funds may enter into certain loan agreements all or a portion of which may be unfunded. Each Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Schedules of Investments.
G  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting
56

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
H  Forward Foreign Currency Exchange Contracts— The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
J  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared daily and paid monthly by Bond, quarterly by Balanced and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
N  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
O  When-Issued Securities and Delayed Delivery Transactions— The Funds may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Funds will realize a gain or loss on investments based on the price established when the Funds entered into the commitment.
57

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

P  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment advisory fee is computed at the following annual rates of each respective Fund’s average daily net assets and is payable monthly:
Balanced
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.385%
Over $1 billion	0.350%
Bond
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.300%
Over $1 billion	0.290%
Equity
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.500%
Over $2 billion up to and including $3 billion	0.425%
Over $3 billion	0.375%
For the six months ended March 31, 2024, the investment advisory fee for Balanced, Bond and Equity amounted to $2,235,966, $4,188,523 and $14,357,862, respectively, or 0.39% (annualized), 0.29% (annualized) and 0.42% (annualized), respectively, of each Fund's average daily net assets.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $17,665, $88,204 and $86,594 for Balanced, Bond and Equity, respectively, relating to each Fund's investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of Equity to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays Atlanta Capital a portion of its investment advisory fee for sub-advisory services provided to the Fund.
58

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed, as a percentage of such class’s average daily net assets, the following amounts:
	Class A	Class C	Class I	Class R6
Balanced	0.93%	1.68%	0.68%	0.64%
Bond	0.73%	1.53%	0.53%	0.46%
For Balanced and Bond, the expense reimbursement agreements with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $397,232 for Bond and no expenses were waived or reimbursed for Balanced.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $685,188, $1,712,492 and $4,114,516 for Balanced, Bond and Equity, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee at a rate per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee rates for Class A shares are as follows:
	Balanced	Bond	Equity
Class A Plan	0% up to $30 million, 0.25% over $30 million	0.20%	0.25%
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Balanced, Bond and Equity paid or accrued for the six months ended March 31, 2024 amounted to $931,036, $311,568 and $2,676,089, respectively, for Class A shares and $260,468, $47,736 and $643,880, respectively, for Class C shares.
The Funds were informed that EVD received $44,883, $14,027 and $59,517 for Balanced, Bond and Equity, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024 in the amount of $7,013, $2,519 and $9,401 for Balanced, Bond and Equity, respectively.
For the six months ended March 31, 2024, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Balanced	Bond	Equity
Class A	$ 878	$ —(1)	$ —(1)
Class C	1,320	3,040	7,259

(1)	Amount is less than $100.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $73,132, $48,262 and $192,374 for Balanced, Bond and Equity, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated
59

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities, paydowns, principal repayments on senior floating-rate loans and TBA transactions, were as follows:
	Balanced	Bond	Equity
Purchases
U.S. Government and Agency Securities	$ 510,493,732	$ 3,672,088,889	$ —
Non-U.S. Government and Agency Securities	259,589,373	1,008,081,818	295,777,726
Total Purchases	$770,083,105	$4,680,170,707	$295,777,726
Sales
U.S. Government and Agency Securities	$ 506,067,941	$ 3,418,321,513	$ —
Non-U.S. Government and Agency Securities	291,993,169	918,661,667	872,362,267
Total Sales	$798,061,110	$4,336,983,180	$872,362,267
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, Bond Fund, for federal income tax purposes, had deferred capital losses of $193,365,428 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $88,070,145 are short-term and $105,295,283 are long-term.
Additionally, at September 30, 2023, Balanced Fund had a late year ordinary loss of $95,828 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2024, as determined on a federal income tax basis, were as follows:
	Balanced	Bond	Equity
Aggregate cost	$1,015,408,023	$3,628,422,492	$3,699,922,058
Gross unrealized appreciation	$ 307,705,155	$ 31,017,887	$ 3,545,309,664
Gross unrealized depreciation	(31,752,598)	(110,309,622)	(79,913,551)
Net unrealized appreciation (depreciation)	$ 275,952,557	$ (79,291,735)	$3,465,396,113
60

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2024 is included in each Fund’s Schedule of Investments. At March 31, 2024, Balanced and Bond had sufficient cash and/or securities to cover commitments under these contracts. At March 31, 2024, there were no obligations outstanding under these financial instruments for Equity.
In the normal course of pursuing their investment objectives, Balanced and Bond are subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2024, Balanced and Bond entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the six months ended March 31, 2024, Balanced and Bond entered into futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
Balanced and Bond enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2024, for Balanced, the fair value of derivatives with credit-related contingent features in a net liability position was $331. At March 31, 2024, there were no assets pledged by Balanced for such liability.
The over-the-counter (OTC) derivatives in which Balanced and Bond invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments.
61

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Balanced
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 386	$ (331)
Interest rate	Futures contracts	Distributable earnings	370,642 (1)	(166,400) (1)
Total			$371,028	$(166,731)
Derivatives not subject to master netting agreements			$370,642	$(166,400)
Total Derivatives subject to master netting agreements			$ 386	$ (331)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Bond
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 9,310	$ —
Interest rate	Futures contracts	Accumulated loss	1,960,894 (1)	(565,840) (1)
Total			$1,970,204	$(565,840)
Derivatives not subject to master netting agreements			$1,960,894	$(565,840)
Total Derivatives subject to master netting agreements			$ 9,310	$ —

(1)	Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Balanced and Bond's derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by each Fund for such assets and pledged by each Fund for such liabilities as of March 31, 2024.
Balanced
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$386	$ —	$ —	$ —	$386
62

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Balanced
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Credit Agricole Corporate and Investment Bank	$(331)	$ —	$ —	$ —	$(331)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Bond
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$9,310	$ —	$ —	$ —	$9,310

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2024 was as follows:
Balanced
Statements of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ (67,313)	$ (67,313)
Forward foreign currency exchange contracts	11,476	—	11,476
Futures contracts	—	107,582	107,582
Total	$11,476	$ 40,269	$ 51,745
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ —	$ (1,255)	$ (1,255)
Forward foreign currency exchange contracts	(9,301)	—	(9,301)
Futures contracts	—	663,428	663,428
Total	$ (9,301)	$662,173	$652,872

(1)	Relates to purchased options.
63

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Bond
Statements of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ (417,876)	$ (417,876)
Forward foreign currency exchange contracts	67,318	—	67,318
Futures contracts	—	(58,460)	(58,460)
Total	$ 67,318	$ (476,336)	$ (409,018)
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ —	$ (7,761)	$ (7,761)
Forward foreign currency exchange contracts	(67,453)	—	(67,453)
Futures contracts	—	8,439,564	8,439,564
Total	$(67,453)	$8,431,803	$8,364,350

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
	Balanced	Bond
Futures contracts — long	$76,579,000	$792,136,000
Futures contracts — short	$12,729,000	$ 25,331,000
Forward foreign currency exchange contracts*	$ 351,000	$ 3,921,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended March 31, 2024, which is indicative of the volume of this derivative type, was approximately 49 contracts and 307 contracts for Balanced and Bond, respectively.
6  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
64

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the total value of securities on loan, including accrued interest, and the total value of collateral received were as follows:
	Balanced	Bond
Securities on Loan	$ 8,750,260	$ 29,327,060
Collateral Received:
Cash	3,832,073	6,995,449
U.S. government and/or agencies securities	5,135,345	23,394,782
Total Collateral Received	$8,967,418	$30,390,231
Equity did not have any securities on loan at March 31, 2024.
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
Balanced	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 1,507,635	$ —	$ —	$ —	$ 1,507,635
U.S. Treasury Obligations	2,324,438	—	—	—	2,324,438
Total	$3,832,073	$ —	$ —	$ —	$3,832,073

Bond	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Bonds	$ 734,580	$ —	$ —	$ —	$ 734,580
Corporate Bonds	6,106,970	—	—	—	6,106,970
Preferred Stocks	67,754	—	—	—	67,754
U.S. Treasury Obligations	86,145	—	—	—	86,145
Total	$6,995,449	$ —	$ —	$ —	$6,995,449
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2024 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
7  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
Balanced and Equity had no borrowings pursuant to their line of credit during the six months ended March 31, 2024. Bond had no borrowings outstanding pursuant to its line of credit at March 31, 2024. Bond did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
65

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
During the six months ended March 31, 2024, each Fund invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
In addition to the Notes, Balanced and Bond invested in issuers that may be deemed to be affiliated. Also, a Fund may invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2024, the value of each Fund’s investment in the Notes and affiliated companies and in issuers and funds that may be deemed to be affiliated was $27,005,089, $145,085,083 and $144,486,018 for Balanced, Bond and Equity, respectively, which represents 2.2%, 4.7% and 2.0% of net assets for Balanced, Bond and Equity, respectively. Transactions in such investments by the Funds for the six months ended March 31, 2024 were as follows:
Balanced
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 996,183	$ —	$ (37,206)	$ —	$ 31,062	$ 990,039	$ 37,209	$ 996,632
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36	369,152	—	—	—	10,742	380,000	15,849	386,000
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	194,054	—	—	—	5,735	199,789	9,351	205,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	2,465,725	—	(2,500,000)	—	34,275	—	7,708	—
Venture Capital Limited Partnership Interests
GEEMF Partners LP(1)(2)(3)	5,673	—	—	—	(2,335)	3,338	—	—
Short-Term Investments
Liquidity Fund	18,629,438	150,329,506	(143,527,021)	—	—	25,431,923	605,318	25,431,923
Total				$ —	$ 79,479	$ 27,005,089	$ 675,435

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(2)	Non-income producing security.
(3)	Restricted security.
Bond
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 6,986,162	$ —	$ (259,659)	$ —	$ 215,762	$ 6,943,069	$ 261,745	$ 6,989,311
66

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Bond — continued
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$ 4,931,450	$ —	$ (5,000,000)	$ —	$ 68,550	$ —	$ 15,417	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	5,000,000	—	—	(68,550)	4,931,450	73,611	5,000,000
Short-Term Investments
Liquidity Fund	69,542,633	728,190,885	(664,522,954)	—	—	133,210,564	3,024,756	133,210,564
Total				$ —	$215,762	$145,085,083	$3,375,529

(1)	Restricted security.
Equity
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$ 7,860,731	$ —	$ (7,970,000)	$ —	$ 109,269	$ —	$ 24,574	$ —
Short-Term Investments
Liquidity Fund	79,778,996	701,701,238	(636,994,216)	—	—	144,486,018	2,965,594	144,486,018
Total				$ —	$109,269	$144,486,018	$2,990,168
9  Capital Shares
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Balanced
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	585,439	$ 22,896,092	1,329,003	$ 47,937,117
Reinvestment of distributions	142,032	5,747,690	681,726	24,133,724
Shares redeemed	(1,247,802)	(48,398,453)	(2,289,193)	(82,901,513)
Net decrease	(520,331)	$(19,754,671)	(278,464)	$(10,830,672)
67

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class C
Shares sold	70,553	$ 2,620,517	180,770	$ 6,264,349
Reinvestment of distributions	5,471	211,979	41,070	1,392,463
Shares redeemed	(190,029)	(7,098,955)	(360,356)	(12,431,392)
Net decrease	(114,005)	$ (4,266,459)	(138,516)	$ (4,774,580)
Class I
Shares sold	534,588	$ 21,472,845	986,366	$ 36,482,700
Reinvestment of distributions	47,649	1,976,850	212,136	7,690,917
Shares redeemed	(496,242)	(19,774,469)	(1,512,469)	(55,923,965)
Net increase (decrease)	85,995	$ 3,675,226	(313,967)	$(11,750,348)
Class R6
Shares sold	347,132	$ 13,841,348	803,756	$ 29,627,300
Reinvestment of distributions	17,979	745,600	65,936	2,397,546
Shares redeemed	(251,697)	(10,055,377)	(390,046)	(14,450,291)
Net increase	113,414	$ 4,531,571	479,646	$ 17,574,555
Bond
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,390,949	$ 34,033,680	3,670,540	$ 52,346,779
Reinvestment of distributions	383,745	5,443,867	781,930	11,125,923
Shares redeemed	(2,559,583)	(36,048,423)	(4,183,848)	(59,594,722)
Net increase	215,111	$ 3,429,124	268,622	$ 3,877,980
Class C
Shares sold	110,339	$ 1,559,329	211,826	$ 2,996,407
Reinvestment of distributions	10,062	141,630	20,256	286,070
Shares redeemed	(162,795)	(2,303,180)	(191,049)	(2,694,657)
Net increase (decrease)	(42,394)	$ (602,221)	41,033	$ 587,820
Class I
Shares sold	44,483,158	$ 633,824,563	59,654,302	$ 851,969,451
Reinvestment of distributions	2,579,345	36,671,304	4,913,008	70,050,883
Shares redeemed	(28,742,433)	(406,825,277)	(46,879,852)	(667,369,088)
Net increase	18,320,070	$ 263,670,590	17,687,458	$ 254,651,246
68

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Bond — continued
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares sold	7,469,057	$ 105,549,484	20,225,876	$ 287,740,693
Reinvestment of distributions	491,408	6,979,011	925,369	13,175,881
Shares redeemed	(3,939,118)	(55,929,826)	(20,336,076)	(289,918,665)
Net increase	4,021,347	$ 56,598,669	815,169	$ 10,997,909
Equity
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	764,498	$ 57,653,733	2,529,517	$ 174,266,162
Reinvestment of distributions	478,596	36,306,290	903,727	60,106,902
Shares redeemed	(2,057,615)	(154,511,610)	(3,612,792)	(249,256,022)
Net decrease	(814,521)	$ (60,551,587)	(179,548)	$ (14,882,958)
Class C
Shares sold	179,228	$ 6,408,244	582,224	$ 19,280,831
Reinvestment of distributions	114,314	4,076,421	220,518	7,065,406
Shares redeemed	(460,390)	(16,437,008)	(800,389)	(26,701,541)
Net increase (decrease)	(166,848)	$ (5,952,343)	2,353	$ (355,304)
Class I
Shares sold	3,765,317	$ 338,042,593	20,558,564	$ 1,672,279,996
Reinvestment of distributions	660,005	59,737,009	1,103,770	87,264,068
Shares redeemed	(8,196,403)	(730,939,664)	(15,868,666)	(1,310,320,367)
Net increase (decrease)	(3,771,081)	$(333,160,062)	5,793,668	$ 449,223,697
Class R6
Shares sold	1,163,558	$ 103,375,183	4,247,058	$ 348,639,943
Reinvestment of distributions	117,788	10,626,876	153,020	12,061,066
Shares redeemed	(1,482,805)	(133,897,575)	(2,243,351)	(185,644,475)
Net increase (decrease)	(201,459)	$ (19,895,516)	2,156,727	$ 175,056,534
10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, Balanced and Equity are committed to future capital calls, which will increase each Fund's investment in these securities. The aggregate amount of the future capital commitments totaled $68,090 and $435,267 for Balanced and Equity, respectively, at March 31, 2024. Balanced and Equity had sufficient cash and/or securities to cover these commitments.
69

Calvert
Social Investment Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Unfunded capital commitments by investment at March 31, 2024 were as follows:
Balanced
Name of Investment	Unfunded Commitment
First Analysis Private Equity Fund IV LP	$ 60,000
Learn Capital Venture Partners III LP	8,090
Total	$68,090
Equity
Name of Investment	Unfunded Commitment
Adobe Capital Social Mezzanine I LP	$ 75
Arborview Capital Partners LP	3,929
Bridges Ventures U.S. Sustainable Growth Fund LP	62,422
Core Innovations Capital I LP	51,766
Cross Culture Ventures I LP	19,996
First Analysis Private Equity Fund V LP	18,302
Impact Ventures II LP	9,632
LeapFrog Financial Inclusion Fund	78,436
New Markets Education Partner LP	51,800
New Markets Venture Partners II LP	25,000
Owl Ventures LP	20,000
Westly Capital Partners Fund II LP	93,909
Total	$435,267
70

Calvert
Social Investment Fund
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
71

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

72

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
73

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
74

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
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This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Calvert Equity Fund - Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street, Suite 2100
Atlanta, GA 30309
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24204     3.31.24

Calvert
Asset Allocation Funds
Semiannual Report
March 31, 2024

Conservative Allocation    •    Moderate Allocation    •    Growth Allocation

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
Asset Allocation Funds

Calvert
Conservative Allocation Fund
March 31, 2024
Performance

Portfolio Manager(s) Jim Caron and Schuyler Hooper, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	11.10%	8.07%	4.51%	4.57%
Class A with 5.25% Maximum Sales Charge	—	—	5.28	2.40	3.39	4.01
Class C at NAV	04/29/2005	04/29/2005	10.63	7.22	3.72	3.90
Class C with 1% Maximum Deferred Sales Charge	—	—	9.63	6.22	3.72	3.90
Class I at NAV	05/20/2016	04/29/2005	11.22	8.33	4.77	4.80
Class R6 at NAV	02/01/2022	04/29/2005	11.26	8.41	4.80	4.82

Bloomberg U.S. Aggregate Bond Index	—	—	5.99%	1.70%	0.36%	1.54%
Conservative Allocation Blended Benchmark	—	—	11.02	9.33	4.59	4.68

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.95%	1.70%	0.70%	0.63%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Conservative Allocation Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)
Top 10 Holdings (% of net assets)[1]
Calvert Bond Fund, Class R6	28.1%
Calvert Core Bond Fund, Class I	10.0
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	8.2
Calvert Mortgage Access Fund, Class I	5.5
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	4.7
U.S. Treasury Inflation-Protected Bonds, 0.625%, 7/15/32	4.0
Calvert Ultra-Short Duration Income Fund, Class R6	4.0
Calvert Floating-Rate Advantage Fund, Class R6	3.8
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	3.6
Calvert Equity Fund, Class R6	3.0
Total	74.9%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Moderate Allocation Fund
March 31, 2024
Performance

Portfolio Manager(s) Jim Caron and Schuyler Hooper, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	14.85%	12.68%	7.12%	6.55%
Class A with 5.25% Maximum Sales Charge	—	—	8.80	6.74	5.97	5.97
Class C at NAV	04/29/2005	04/29/2005	14.40	11.84	6.32	5.91
Class C with 1% Maximum Deferred Sales Charge	—	—	13.40	10.84	6.32	5.91
Class I at NAV	05/20/2016	04/29/2005	14.91	12.94	7.39	6.78
Class R6 at NAV	02/01/2022	04/29/2005	14.96	13.01	7.41	6.79

Russell 3000® Index	—	—	23.30%	29.29%	14.32%	12.32%
Moderate Allocation Blended Benchmark	—	—	15.33	15.95	7.96	7.12

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.95%	1.70%	0.70%	0.64%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Moderate Allocation Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)
Top 10 Holdings (% of net assets)[1]
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	15.3%
Calvert Bond Fund, Class R6	10.0
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	7.3
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	7.3
Calvert Focused Value Fund, Class R6	5.5
Calvert International Equity Fund, Class R6	5.2
Calvert Core Bond Fund, Class I	5.0
Calvert Equity Fund, Class R6	4.9
Calvert Emerging Markets Advancement Fund, Class I	4.4
Calvert International Responsible Index Fund, Class R6	4.3
Total	69.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Calvert
Growth Allocation Fund
March 31, 2024
Performance

Portfolio Manager(s) Jim Caron and Schuyler Hooper, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2005	06/30/2005	17.69%	16.37%	9.41%	8.19%
Class A with 5.25% Maximum Sales Charge	—	—	11.50	10.27	8.24	7.61
Class C at NAV	06/30/2005	06/30/2005	17.22	15.45	8.59	7.48
Class C with 1% Maximum Deferred Sales Charge	—	—	16.22	14.45	8.59	7.48
Class I at NAV	05/20/2016	06/30/2005	17.85	16.63	9.68	8.43
Class R6 at NAV	02/01/2022	06/30/2005	17.89	16.72	9.70	8.44

Russell 3000® Index	—	—	23.30%	29.29%	14.32%	12.32%
Growth Allocation Blended Benchmark	—	—	18.85	21.41	10.51	8.92

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.98%	1.73%	0.73%	0.66%
Net	0.95	1.70	0.70	0.63
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
6

Calvert
Growth Allocation Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)
Top 10 Holdings (% of net assets)[1]
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	20.2%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	10.3
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	9.5
Calvert International Equity Fund, Class R6	7.4
Calvert International Responsible Index Fund, Class R6	7.2
Calvert Equity Fund, Class R6	6.9
Calvert Emerging Markets Advancement Fund, Class I	6.5
Calvert Focused Value Fund, Class R6	6.5
Calvert International Opportunities Fund, Class R6	4.7
Calvert Core Bond Fund, Class I	3.9
Total	83.1%

Footnotes:
[1]	Excludes cash and cash equivalents.
7

Calvert
Asset Allocation Funds
March 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI ACWI ex USA Investable Market Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States, with comprehensive coverage of securities in those markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Conservative Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 25% Russell 3000® Index, 10% MSCI ACWI ex USA Investable Market Index and 65% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. The Moderate Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 45% Russell 3000® Index, 20% MSCI ACWI ex USA Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. The Growth Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 3000® Index, 30% MSCI ACWI ex USA Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios for Calvert Growth Allocation Fund reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profiles subject to change due to active management.

8

Calvert
Asset Allocation Funds
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Conservative Allocation Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,111.00	$2.32	0.44%
Class C	$1,000.00	$1,106.30	$6.27	1.19%
Class I	$1,000.00	$1,112.20	$1.00	0.19%
Class R6	$1,000.00	$1,112.60	$0.48	0.09%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.80	$2.23	0.44%
Class C	$1,000.00	$1,019.05	$6.01	1.19%
Class I	$1,000.00	$1,024.05	$0.96	0.19%
Class R6	$1,000.00	$1,024.55	$0.46	0.09%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
9

Calvert
Asset Allocation Funds
March 31, 2024
Fund Expenses — continued

Calvert Moderate Allocation Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,148.50	$2.26	0.42%
Class C	$1,000.00	$1,144.00	$6.27	1.17%
Class I	$1,000.00	$1,149.10	$0.91	0.17%
Class R6	$1,000.00	$1,149.60	$0.59	0.11%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.90	$2.12	0.42%
Class C	$1,000.00	$1,019.15	$5.91	1.17%
Class I	$1,000.00	$1,024.15	$0.86	0.17%
Class R6	$1,000.00	$1,024.45	$0.56	0.11%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
Calvert Growth Allocation Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,176.90	$2.39 **	0.44%
Class C	$1,000.00	$1,172.20	$6.46 **	1.19%
Class I	$1,000.00	$1,178.50	$1.03 **	0.19%
Class R6	$1,000.00	$1,178.90	$0.71 **	0.13%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.80	$2.23 **	0.44%
Class C	$1,000.00	$1,019.05	$6.01 **	1.19%
Class I	$1,000.00	$1,024.05	$0.96 **	0.19%
Class R6	$1,000.00	$1,024.35	$0.66 **	0.13%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
10

Calvert
Conservative Allocation Fund
March 31, 2024
Schedule of Investments (Unaudited)

Mutual Funds — 94.6%(1)

Security	Shares	Value
Equity Funds — 35.6%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	126,646	$ 4,535,206
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	187,019	5,692,870
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	445,053	20,419,009
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	148,165	8,845,457
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	366,372	11,775,198
Calvert U.S. Mid-Cap Core Responsible Index Fund, Class R6	80,056	3,235,871
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	78,107	7,521,701
Calvert Focused Value Fund, Class R6	575,937	6,554,162
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	504,921	5,670,265
Calvert Emerging Markets Equity Fund, Class R6	114,825	1,903,799
Calvert International Equity Fund, Class R6	277,547	6,797,119
Calvert International Opportunities Fund, Class R6	222,253	3,767,192
Calvert Mid-Cap Fund, Class I	41,594	1,912,070
		$ 88,629,919
Income Funds — 59.0%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	518,695	$ 7,495,146
Calvert Floating-Rate Advantage Fund, Class R6	1,044,599	9,401,388
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,866,296	70,074,662
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,590,985	25,026,185
Calvert High Yield Bond Fund, Class R6	259,316	6,257,284
Calvert Mortgage Access Fund, Class I	1,431,982	13,789,989
Calvert Short Duration Income Fund, Class R6	319,902	4,987,277
Calvert Ultra-Short Duration Income Fund, Class R6	1,008,874	9,947,501
		$146,979,432
Total Mutual Funds (identified cost $225,331,273)		$235,609,351

U.S. Treasury Obligations — 4.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds, 0.625%, 7/15/32(2)(3)	$11,085	$ 10,056,953
Total U.S. Treasury Obligations (identified cost $10,286,483)		$ 10,056,953

Short-Term Investments — 1.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	3,476,389	$ 3,476,389
Total Short-Term Investments (identified cost $3,476,389)		$ 3,476,389
Total Investments — 100.0% (identified cost $239,094,145)		$249,142,693

Other Assets, Less Liabilities — (0.0)%(5)	$ (8,412)
Net Assets — 100.0%	$ 249,134,281

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(5)	Amount is less than (0.05)%.

11
See Notes to Financial Statements.

Calvert
Conservative Allocation Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	69	Long	6/28/24	$7,384,078	$ 14,014
U.S. Long Treasury Bond	80	Long	6/18/24	9,635,000	129,895
U.S. Ultra-Long Treasury Bond	32	Long	6/18/24	4,128,000	62,956
					$206,865
12
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2024
Schedule of Investments (Unaudited)

Mutual Funds — 96.8%(1)

Security	Shares	Value
Equity Funds — 65.9%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	311,091	$ 11,140,170
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	552,469	16,817,154
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	1,305,279	59,886,186
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	480,487	28,685,086
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	889,994	28,604,392
Calvert U.S. Mid-Cap Core Responsible Index Fund, Class R6	225,565	9,117,339
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	199,244	19,187,204
Calvert Focused Value Fund, Class R6	1,891,103	21,520,751
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,528,539	17,165,498
Calvert Emerging Markets Equity Fund, Class R6	479,376	7,948,047
Calvert International Equity Fund, Class R6	836,930	20,496,425
Calvert International Opportunities Fund, Class R6	811,498	13,754,890
Calvert Mid-Cap Fund, Class I	86,693	3,985,293
		$258,308,435
Income Funds — 30.9%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	811,222	$ 11,722,165
Calvert Floating-Rate Advantage Fund, Class R6	1,416,270	12,746,433
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,714,033	39,082,071
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,242,979	19,552,051
Calvert High Yield Bond Fund, Class R6	527,323	12,724,298
Calvert Mortgage Access Fund, Class I	1,219,053	11,739,479
Calvert Short Duration Income Fund, Class R6	372,873	5,813,094
Calvert Ultra-Short Duration Income Fund, Class R6	789,952	7,788,931
		$121,168,522
Total Mutual Funds (identified cost $323,711,479)		$379,476,957

U.S. Treasury Obligations — 2.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
0.625%, 7/15/32(2)	$8,569	$ 7,774,486
0.75%, 2/15/45(2)(3)	2,517	1,934,330
Total U.S. Treasury Obligations (identified cost $10,452,208)		$ 9,708,816

Short-Term Investments — 0.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	2,805,607	$ 2,805,607
Total Short-Term Investments (identified cost $2,805,607)		$ 2,805,607
Total Investments — 100.0% (identified cost $336,969,294)		$391,991,380

Other Assets, Less Liabilities — (0.0)%(5)	$ (136,251)
Net Assets — 100.0%	$ 391,855,129

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(5)	Amount is less than (0.05)%.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	11	Long	6/28/24	$2,249,328	$ (1,891)
U.S. 5-Year Treasury Note	61	Long	6/28/24	6,527,953	12,389
U.S. 10-Year Treasury Note	17	Long	6/18/24	1,883,547	8,500
U.S. Long Treasury Bond	51	Long	6/18/24	6,142,312	82,808
13
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. Ultra 10-Year Treasury Note	39	Long	6/18/24	$4,469,766	$ 26,812
U.S. Ultra-Long Treasury Bond	25	Long	6/18/24	3,225,000	49,184
					$177,802
14
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
March 31, 2024
Schedule of Investments (Unaudited)

Mutual Funds — 99.1%(1)

Security	Shares	Value
Equity Funds — 90.0%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	350,847	$ 12,563,817
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	836,696	25,469,026
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	1,545,720	70,917,632
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	558,798	33,360,260
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	1,129,667	36,307,485
Calvert U.S. Mid-Cap Core Responsible Index Fund, Class R6	267,469	10,811,095
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	252,778	24,342,541
Calvert Focused Value Fund, Class R6	1,998,100	22,738,375
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	2,028,439	22,779,372
Calvert Emerging Markets Equity Fund, Class R6	637,323	10,566,812
Calvert International Equity Fund, Class R6	1,061,676	26,000,447
Calvert International Opportunities Fund, Class R6	977,918	16,575,710
Calvert Mid-Cap Fund, Class I	96,207	4,422,643
		$316,855,215
Income Funds — 9.1%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	486,408	$ 4,377,671
The Calvert Fund:
Calvert Core Bond Fund, Class I	881,207	13,861,381
Calvert High Yield Bond Fund, Class R6	359,708	8,679,765
Calvert Ultra-Short Duration Income Fund, Class R6	525,973	5,186,094
		$ 32,104,911
Total Mutual Funds (identified cost $280,364,631)		$348,960,126

Short-Term Investments — 0.8%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	2,707,090	$ 2,707,090
Total Short-Term Investments (identified cost $2,707,090)		$ 2,707,090
Total Investments — 99.9% (identified cost $283,071,721)		$351,667,216

Other Assets, Less Liabilities — 0.1%	$ 270,595
Net Assets — 100.0%	$351,937,811

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	12	Long	6/28/24	$1,284,188	$ 2,437
U.S. 10-Year Treasury Note	31	Long	6/18/24	3,434,703	15,499
U.S. Long Treasury Bond	14	Long	6/18/24	1,686,125	22,732
U.S. Ultra 10-Year Treasury Note	11	Long	6/18/24	1,260,703	7,562
U.S. Ultra-Long Treasury Bond	15	Long	6/18/24	1,935,000	29,511
					$77,741
15
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Statements of Assets and Liabilities (Unaudited)

	March 31, 2024
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $10,286,483, $10,452,208 and $0, respectively)	$ 10,056,953	$ 9,708,816	$ —
Investments in securities of affiliated issuers, at value (identified cost $228,807,662, $326,517,086 and $283,071,721, respectively)	239,085,740	382,282,564	351,667,216
Receivable for variation margin on open futures contracts	26,947	14,415	6,922
Deposits at broker for futures contracts	—	—	337,325
Receivable for capital shares sold	122,064	70,251	313,959
Interest receivable	14,655	13,715	—
Dividends receivable - affiliated	647,287	564,485	160,574
Receivable from affiliate	566	633	5,497
Trustees' deferred compensation plan	122,394	179,734	96,626
Total assets	$250,076,606	$392,834,613	$352,588,119
Liabilities
Payable for investments purchased	$ 628,258	$ 543,874	$ 145,565
Payable for capital shares redeemed	59,852	57,186	190,991
Payable to affiliates:
Distribution and service fees	50,467	80,381	69,284
Sub-transfer agency fee	6,627	26,509	14,801
Trustees' deferred compensation plan	122,394	179,734	96,626
Accrued expenses	74,727	91,800	133,041
Total liabilities	$ 942,325	$ 979,484	$ 650,308
Net Assets	$249,134,281	$391,855,129	$351,937,811
Sources of Net Assets
Paid-in capital	$ 246,251,153	$ 338,253,804	$ 285,819,178
Distributable earnings	2,883,128	53,601,325	66,118,633
Net Assets	$249,134,281	$391,855,129	$351,937,811
Class A Shares
Net Assets	$ 177,818,415	$ 285,497,881	$ 263,410,435
Shares Outstanding	10,128,937	13,417,409	10,211,075
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.56	$ 21.28	$ 25.80
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 18.53	$ 22.46	$ 27.23
Class C Shares
Net Assets	$ 15,340,805	$ 23,902,164	$ 17,147,391
Shares Outstanding	885,482	1,203,446	811,419
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 17.32	$ 19.86	$ 21.13
Class I Shares
Net Assets	$ 52,469,220	$ 81,009,897	$ 70,635,868
Shares Outstanding	2,986,508	3,802,607	2,723,183
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.57	$ 21.30	$ 25.94
16
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Statements of Assets and Liabilities (Unaudited) — continued

March 31, 2024
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Class R6 Shares
Net Assets	$ 3,505,841	$ 1,445,187	$ 744,117
Shares Outstanding	199,537	67,875	28,702
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.57	$ 21.29	$ 25.93

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2024
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Investment Income
Dividend income - affiliated issuers	$ 5,007,748	$ 6,650,459	$ 4,997,451
Interest income	221,908	196,521	64,566
Total investment income	$ 5,229,656	$ 6,846,980	$ 5,062,017
Expenses
Distribution and service fees:
Class A	$ 218,811	$ 341,060	$ 303,171
Class C	80,071	118,704	81,720
Trustees' fees and expenses	6,372	9,887	8,643
Custodian fees	1,614	1,906	2,243
Transfer agency fees and expenses	123,000	198,379	210,243
Accounting fees	13,566	21,236	17,700
Professional fees	22,107	23,242	22,935
Registration fees	24,571	25,271	32,482
Reports to shareholders	6,507	16,141	19,316
Interest expense and fees	15,620	18,056	17,116
Miscellaneous	18,202	15,093	15,438
Total expenses	$ 530,441	$ 788,975	$ 731,007
Reimbursement of expenses by affiliates	$ (1,920)	$ (1,540)	$ (38,535)
Net expenses	$ 528,521	$ 787,435	$ 692,472
Net investment income	$ 4,701,135	$ 6,059,545	$ 4,369,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (951,697)	$ (825,645)	$ (1,488,734)
Investment securities - affiliated issuers	(164,018)	(253,107)	(506,162)
Futures contracts	(70,538)	(143,848)	(114,587)
Capital gains distributions received - affiliated issuers	102,002	260,571	312,866
Net realized loss	$ (1,084,251)	$ (962,029)	$ (1,796,617)
Change in unrealized appreciation (depreciation):
Investment securities	$ 1,414,685	$ 1,274,415	$ 1,675,985
Investment securities - affiliated issuers	19,771,380	44,970,578	49,354,844
Futures contracts	913,134	863,795	152,841
Net change in unrealized appreciation (depreciation)	$22,099,199	$47,108,788	$51,183,670
Net realized and unrealized gain	$21,014,948	$46,146,759	$49,387,053
Net increase in net assets from operations	$25,716,083	$52,206,304	$53,756,598
18
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,701,135	$ 6,059,545	$ 4,369,545
Net realized loss	(1,084,251)	(962,029)	(1,796,617)
Net change in unrealized appreciation (depreciation)	22,099,199	47,108,788	51,183,670
Net increase in net assets from operations	$ 25,716,083	$ 52,206,304	$ 53,756,598
Distributions to shareholders:
Class A	$ (3,268,741)	$ (15,494,135)	$ (10,690,488)
Class C	(237,842)	(1,332,755)	(765,851)
Class I	(1,051,166)	(4,377,642)	(3,219,646)
Class R6	(29,815)	(74,360)	(27,841)
Total distributions to shareholders	$ (4,587,564)	$ (21,278,892)	$ (14,703,826)
Capital share transactions:
Class A	$ (11,414,895)	$ (1,075,414)	$ 7,703,299
Class C	(2,730,155)	(1,861,831)	(491,384)
Class I	(5,572,867)	(1,089,205)	(1,452,084)
Class R6	3,165,270	278,407	139,510
Net increase (decrease) in net assets from capital share transactions	$ (16,552,647)	$ (3,748,043)	$ 5,899,341
Net increase in net assets	$ 4,575,872	$ 27,179,369	$ 44,952,113
Net Assets
At beginning of period	$ 244,558,409	$ 364,675,760	$ 306,985,698
At end of period	$249,134,281	$391,855,129	$351,937,811
19
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2023
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,279,746	$ 9,074,561	$ 4,530,646
Net realized gain (loss)	(432,021)	14,852,264	11,015,033
Net change in unrealized appreciation (depreciation)	7,460,405	9,868,019	20,818,341
Net increase in net assets from operations	$ 15,308,130	$ 33,794,844	$ 36,364,020
Distributions to shareholders:
Class A	$ (5,837,731)	$ (6,619,505)	$ (5,783,317)
Class C	(451,419)	(488,603)	(441,259)
Class I	(1,990,722)	(2,012,032)	(1,782,510)
Class R6	(6,440)	(7,689)	(3,789)
Total distributions to shareholders	$ (8,286,312)	$ (9,127,829)	$ (8,010,875)
Capital share transactions:
Class A	$ (9,001,388)	$ (8,186,069)	$ 15,361,926
Class C	(2,927,576)	(4,143,027)	(2,004,674)
Class I	(8,893,978)	3,548,836	3,352,364
Class R6	216,019	1,092,688	419,823
Net increase (decrease) in net assets from capital share transactions	$ (20,606,923)	$ (7,687,572)	$ 17,129,439
Net increase (decrease) in net assets	$ (13,585,105)	$ 16,979,443	$ 45,482,584
Net Assets
At beginning of year	$ 258,143,514	$ 347,696,317	$ 261,503,114
At end of year	$244,558,409	$364,675,760	$306,985,698
20
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights

	Conservative Allocation Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 16.10	$ 15.71	$ 19.63	$ 18.34	$ 17.57	$ 17.25
Income (Loss) From Operations
Net investment income(1)	$ 0.32	$ 0.52	$ 0.29	$ 0.25	$ 0.30	$ 0.37
Net realized and unrealized gain (loss)	1.46	0.40	(3.33)	1.80	1.17	0.70
Total income (loss) from operations	$ 1.78	$ 0.92	$ (3.04)	$ 2.05	$ 1.47	$ 1.07
Less Distributions
From net investment income	$ (0.32)	$ (0.53)	$ (0.39)	$ (0.29)	$ (0.32)	$ (0.41)
From net realized gain	—	—	(0.49)	(0.47)	(0.38)	(0.34)
Total distributions	$ (0.32)	$ (0.53)	$ (0.88)	$ (0.76)	$ (0.70)	$ (0.75)
Net asset value — End of period	$ 17.56	$ 16.10	$ 15.71	$ 19.63	$ 18.34	$ 17.57
Total Return(2)	11.10% (3)	5.85%	(16.18)%	11.37%	8.66%	6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177,818	$174,111	$178,332	$211,702	$177,060	$159,188
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.44% (6)(7)	0.43%	0.41%	0.40%	0.41%	0.44%
Net expenses(5)	0.44% (6)(7)(8)	0.43% (8)	0.41% (8)	0.40%	0.41%	0.44%
Net investment income	3.83% (6)	3.15%	1.62%	1.28%	1.70%	2.18%
Portfolio Turnover	4% (3)	43%	20%	23%	36%	85%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
21
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights — continued

	Conservative Allocation Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.89	$ 15.51	$ 19.39	$ 18.11	$ 17.36	$ 17.05
Income (Loss) From Operations
Net investment income(1)	$ 0.26	$ 0.39	$ 0.16	$ 0.10	$ 0.17	$ 0.25
Net realized and unrealized gain (loss)	1.43	0.39	(3.30)	1.80	1.15	0.68
Total income (loss) from operations	$ 1.69	$ 0.78	$ (3.14)	$ 1.90	$ 1.32	$ 0.93
Less Distributions
From net investment income	$ (0.26)	$ (0.40)	$ (0.25)	$ (0.15)	$ (0.19)	$ (0.28)
From net realized gain	—	—	(0.49)	(0.47)	(0.38)	(0.34)
Total distributions	$ (0.26)	$ (0.40)	$ (0.74)	$ (0.62)	$ (0.57)	$ (0.62)
Net asset value — End of period	$ 17.32	$ 15.89	$ 15.51	$ 19.39	$ 18.11	$ 17.36
Total Return(2)	10.63% (3)	5.04%	(16.83)%	10.62%	7.81%	5.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,341	$16,702	$19,096	$27,062	$29,017	$29,828
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.19% (6)(7)	1.18%	1.16%	1.15%	1.15%	1.19%
Net expenses(5)	1.19% (6)(7)(8)	1.18% (8)	1.16% (8)	1.15%	1.15%	1.19%
Net investment income	3.09% (6)	2.40%	0.87%	0.54%	0.97%	1.47%
Portfolio Turnover	4% (3)	43%	20%	23%	36%	85%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
22
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights — continued

	Conservative Allocation Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 16.11	$ 15.72	$ 19.65	$ 18.35	$ 17.58	$ 17.25
Income (Loss) From Operations
Net investment income(1)	$ 0.34	$ 0.57	$ 0.34	$ 0.29	$ 0.34	$ 0.42
Net realized and unrealized gain (loss)	1.46	0.39	(3.35)	1.82	1.18	0.70
Total income (loss) from operations	$ 1.80	$ 0.96	$ (3.01)	$ 2.11	$ 1.52	$ 1.12
Less Distributions
From net investment income	$ (0.34)	$ (0.57)	$ (0.43)	$ (0.34)	$ (0.37)	$ (0.45)
From net realized gain	—	—	(0.49)	(0.47)	(0.38)	(0.34)
Total distributions	$ (0.34)	$ (0.57)	$ (0.92)	$ (0.81)	$ (0.75)	$ (0.79)
Net asset value — End of period	$ 17.57	$ 16.11	$ 15.72	$ 19.65	$ 18.35	$ 17.58
Total Return(2)	11.22% (3)	6.11%	(16.00)%	11.70%	8.93%	6.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,469	$53,435	$60,616	$62,269	$39,770	$28,288
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.19% (6)(7)	0.18%	0.16%	0.15%	0.16%	0.19%
Net expenses(5)	0.19% (6)(7)(8)	0.18% (8)	0.16% (8)	0.15%	0.16%	0.16%
Net investment income	4.08% (6)	3.40%	1.85%	1.51%	1.93%	2.44%
Portfolio Turnover	4% (3)	43%	20%	23%	36%	85%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
23
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights — continued

	Conservative Allocation Fund — Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 16.11	$ 15.72	$ 18.86
Income (Loss) From Operations
Net investment income(2)	$ 0.33	$ 0.57	$ 0.24
Net realized and unrealized gain (loss)	1.48	0.40	(3.16)
Total income (loss) from operations	$ 1.81	$ 0.97	$ (2.92)
Less Distributions
From net investment income	$ (0.35)	$ (0.58)	$ (0.22)
Total distributions	$ (0.35)	$ (0.58)	$ (0.22)
Net asset value — End of period	$17.57	$16.11	$ 15.72
Total Return(3)	11.26% (4)	6.18%	(15.54)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,506	$ 310	$ 100
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.09% (7)(8)	0.11%	0.11% (7)
Net expenses(6)	0.09% (7)(8)(9)	0.11% (9)	0.11% (7)(9)
Net investment income	3.79% (7)	3.44%	2.15% (7)
Portfolio Turnover	4% (4)	43%	20% (4)(10)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes interest expense of 0.01%.
(9)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022).
(10)	For the year ended September 30, 2022.
24
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights — continued

	Moderate Allocation Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 19.60	$ 18.31	$ 23.50	$ 20.66	$ 19.49	$ 19.77
Income (Loss) From Operations
Net investment income(1)	$ 0.33	$ 0.48	$ 0.28	$ 0.22	$ 0.26	$ 0.31
Net realized and unrealized gain (loss)	2.53	1.29	(4.26)	3.54	1.73	0.43
Total income (loss) from operations	$ 2.86	$ 1.77	$ (3.98)	$ 3.76	$ 1.99	$ 0.74
Less Distributions
From net investment income	$ (0.33)	$ (0.48)	$ (0.44)	$ (0.25)	$ (0.26)	$ (0.40)
From net realized gain	(0.85)	—	(0.77)	(0.67)	(0.56)	(0.62)
Total distributions	$ (1.18)	$ (0.48)	$ (1.21)	$ (0.92)	$ (0.82)	$ (1.02)
Net asset value — End of period	$ 21.28	$ 19.60	$ 18.31	$ 23.50	$ 20.66	$ 19.49
Total Return(2)	14.85% (3)	9.72%	(17.91)%	18.53%	10.44%	4.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$285,498	$264,282	$254,243	$312,287	$259,726	$247,372
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.42% (6)(7)	0.41%	0.40%	0.39%	0.41%	0.42%
Net expenses(5)	0.42% (6)(7)(8)	0.41% (8)	0.40% (8)	0.39%	0.41%	0.42%
Net investment income	3.22% (6)	2.41%	1.29%	0.98%	1.32%	1.65%
Portfolio Turnover	7% (3)	41%	18%	26%	35%	89%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
25
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights — continued

	Moderate Allocation Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 18.37	$ 17.19	$ 22.14	$ 19.56	$ 18.52	$ 18.84
Income (Loss) From Operations
Net investment income(1)	$ 0.24	$ 0.32	$ 0.11	$ 0.05	$ 0.11	$ 0.19
Net realized and unrealized gain (loss)	2.36	1.20	(3.98)	3.33	1.64	0.38
Total income (loss) from operations	$ 2.60	$ 1.52	$ (3.87)	$ 3.38	$ 1.75	$ 0.57
Less Distributions
From net investment income	$ (0.26)	$ (0.34)	$ (0.31)	$ (0.13)	$ (0.15)	$ (0.27)
From net realized gain	(0.85)	—	(0.77)	(0.67)	(0.56)	(0.62)
Total distributions	$ (1.11)	$ (0.34)	$ (1.08)	$ (0.80)	$ (0.71)	$ (0.89)
Net asset value — End of period	$ 19.86	$ 18.37	$ 17.19	$ 22.14	$ 19.56	$ 18.52
Total Return(2)	14.40% (3)	8.89%	(18.50)%	17.60%	9.62%	3.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,902	$23,909	$26,149	$36,398	$34,674	$36,679
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.17% (6)(7)	1.16%	1.15%	1.14%	1.16%	1.17%
Net expenses(5)	1.17% (6)(7)(8)	1.16% (8)	1.15% (8)	1.14%	1.16%	1.17%
Net investment income	2.47% (6)	1.70%	0.54%	0.24%	0.59%	1.04%
Portfolio Turnover	7% (3)	41%	18%	26%	35%	89%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
26
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights — continued

	Moderate Allocation Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 19.63	$ 18.33	$ 23.52	$ 20.68	$ 19.51	$ 19.79
Income (Loss) From Operations
Net investment income(1)	$ 0.36	$ 0.53	$ 0.33	$ 0.28	$ 0.30	$ 0.35
Net realized and unrealized gain (loss)	2.52	1.31	(4.25)	3.54	1.74	0.44
Total income (loss) from operations	$ 2.88	$ 1.84	$ (3.92)	$ 3.82	$ 2.04	$ 0.79
Less Distributions
From net investment income	$ (0.36)	$ (0.54)	$ (0.50)	$ (0.31)	$ (0.31)	$ (0.45)
From net realized gain	(0.85)	—	(0.77)	(0.67)	(0.56)	(0.62)
Total distributions	$ (1.21)	$ (0.54)	$ (1.27)	$ (0.98)	$ (0.87)	$ (1.07)
Net asset value — End of period	$ 21.30	$ 19.63	$ 18.33	$ 23.52	$ 20.68	$ 19.51
Total Return(2)	14.91% (3)	10.05%	(17.69)%	18.80%	10.71%	4.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,010	$75,426	$67,288	$90,643	$58,212	$42,444
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.17% (6)(7)	0.16%	0.15%	0.14%	0.16%	0.17%
Net expenses(5)	0.17% (6)(7)(8)	0.16% (8)	0.15% (8)	0.14%	0.16%	0.14%
Net investment income	3.48% (6)	2.65%	1.54%	1.22%	1.51%	1.83%
Portfolio Turnover	7% (3)	41%	18%	26%	35%	89%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
27
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights — continued

	Moderate Allocation Fund — Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 19.62	$ 18.33	$ 22.51
Income (Loss) From Operations
Net investment income(2)	$ 0.36	$ 0.41	$ 0.16
Net realized and unrealized gain (loss)	2.52	1.43	(4.18)
Total income (loss) from operations	$ 2.88	$ 1.84	$ (4.02)
Less Distributions
From net investment income	$ (0.36)	$ (0.55)	$ (0.16)
From net realized gain	(0.85)	—	—
Total distributions	$ (1.21)	$ (0.55)	$ (0.16)
Net asset value — End of period	$21.29	$19.62	$ 18.33
Total Return(3)	14.96% (4)	10.05%	(17.90)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,445	$ 1,058	$ 16
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.11% (7)(8)	0.10%	0.09% (7)
Net expenses(6)	0.11% (7)(8)(9)	0.10% (9)	0.09% (7)(9)
Net investment income	3.50% (7)	2.02%	1.17% (7)
Portfolio Turnover	7% (4)	41%	18% (4)(10)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes interest expense of 0.01%.
(9)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022).
(10)	For the year ended September 30, 2022.
28
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights — continued

	Growth Allocation Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 22.90	$ 20.68	$ 27.07	$ 22.15	$ 20.38	$ 21.16
Income (Loss) From Operations
Net investment income(1)	$ 0.32	$ 0.34	$ 0.21	$ 0.11	$ 0.18	$ 0.20
Net realized and unrealized gain (loss)	3.66	2.50	(5.65)	5.63	2.35	0.15
Total income (loss) from operations	$ 3.98	$ 2.84	$ (5.44)	$ 5.74	$ 2.53	$ 0.35
Less Distributions
From net investment income	$ (0.37)	$ (0.29)	$ (0.49)	$ (0.12)	$ (0.20)	$ (0.36)
From net realized gain	(0.71)	(0.33)	(0.46)	(0.70)	(0.56)	(0.77)
Total distributions	$ (1.08)	$ (0.62)	$ (0.95)	$ (0.82)	$ (0.76)	$ (1.13)
Net asset value — End of period	$ 25.80	$ 22.90	$ 20.68	$ 27.07	$ 22.15	$ 20.38
Total Return(2)	17.69% (3)	13.83%	(20.97)%	26.32%	12.52%	2.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$263,410	$226,573	$190,453	$224,233	$157,659	$136,474
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.46% (6)(7)	0.46%	0.44%	0.44%	0.47%	0.52%
Net expenses(5)	0.44% (6)(7)(8)	0.43% (8)	0.43% (8)	0.43%	0.43%	0.43%
Net investment income	2.64% (6)	1.47%	0.84%	0.43%	0.87%	1.04%
Portfolio Turnover	9% (3)	37%	9%	17%	43%	92%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022, respectively).
29
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights — continued

	Growth Allocation Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 18.87	$ 17.15	$ 22.61	$ 18.63	$ 17.26	$ 18.10
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.19	$ 0.15	$ 0.02	$ (0.06)	$ 0.02	$ 0.08
Net realized and unrealized gain (loss)	3.00	2.06	(4.69)	4.72	1.98	0.08
Total income (loss) from operations	$ 3.19	$ 2.21	$ (4.67)	$ 4.66	$ 2.00	$ 0.16
Less Distributions
From net investment income	$ (0.22)	$ (0.16)	$ (0.33)	$ —	$ (0.07)	$ (0.23)
From net realized gain	(0.71)	(0.33)	(0.46)	(0.68)	(0.56)	(0.77)
Total distributions	$ (0.93)	$ (0.49)	$ (0.79)	$ (0.68)	$ (0.63)	$ (1.00)
Net asset value — End of period	$ 21.13	$ 18.87	$ 17.15	$ 22.61	$ 18.63	$ 17.26
Total Return(2)	17.22% (3)	12.96%	(21.54)%	25.38%	11.67%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,147	$15,796	$16,129	$18,612	$16,419	$15,189
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.21% (6)(7)	1.21%	1.19%	1.19%	1.22%	1.27%
Net expenses(5)	1.19% (6)(7)(8)	1.18% (8)	1.18% (8)	1.18%	1.18%	1.18%
Net investment income (loss)	1.93% (6)	0.76%	0.11%	(0.28)%	0.13%	0.48%
Portfolio Turnover	9% (3)	37%	9%	17%	43%	92%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022, respectively).
30
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights — continued

	Growth Allocation Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 23.04	$ 20.80	$ 27.23	$ 22.27	$ 20.48	$ 21.26
Income (Loss) From Operations
Net investment income(1)	$ 0.36	$ 0.40	$ 0.25	$ 0.14	$ 0.21	$ 0.24
Net realized and unrealized gain (loss)	3.68	2.52	(5.66)	5.69	2.39	0.16
Total income (loss) from operations	$ 4.04	$ 2.92	$ (5.41)	$ 5.83	$ 2.60	$ 0.40
Less Distributions
From net investment income	$ (0.43)	$ (0.35)	$ (0.56)	$ (0.17)	$ (0.25)	$ (0.41)
From net realized gain	(0.71)	(0.33)	(0.46)	(0.70)	(0.56)	(0.77)
Total distributions	$ (1.14)	$ (0.68)	$ (1.02)	$ (0.87)	$ (0.81)	$ (1.18)
Net asset value — End of period	$ 25.94	$ 23.04	$ 20.80	$ 27.23	$ 22.27	$ 20.48
Total Return(2)	17.85% (3)	14.13%	(20.81)%	26.63%	12.81%	2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,636	$64,084	$54,815	$54,814	$17,706	$11,864
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.21% (6)(7)	0.21%	0.19%	0.19%	0.22%	0.27%
Net expenses(5)	0.19% (6)(7)(8)	0.18% (8)	0.18% (8)	0.18%	0.18%	0.15%
Net investment income	2.94% (6)	1.73%	1.01%	0.52%	1.03%	1.23%
Portfolio Turnover	9% (3)	37%	9%	17%	43%	92%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022, respectively).
31
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Financial Highlights — continued

	Growth Allocation Fund — Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 23.04	$ 20.81	$ 26.49
Income (Loss) From Operations
Net investment income(2)	$ 0.35	$ 0.26	$ 0.05
Net realized and unrealized gain (loss)	3.70	2.66	(5.73)
Total income (loss) from operations	$ 4.05	$ 2.92	$ (5.68)
Less Distributions
From net investment income	$ (0.45)	$ (0.36)	$ —
From net realized gain	(0.71)	(0.33)	—
Total distributions	$ (1.16)	$ (0.69)	$ —
Net asset value — End of period	$25.93	$23.04	$ 20.81
Total Return(3)	17.89% (4)	14.15%	(21.44)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 744	$ 532	$ 107
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.17% (7)(8)	0.17%	0.15% (7)
Net expenses(6)	0.15% (7)(8)(9)	0.14% (9)	0.14% (7)(9)
Net investment income	2.91% (7)	1.12%	0.33% (7)
Portfolio Turnover	9% (4)	37%	9% (4)(10)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes interest expense of 0.01%.
(9)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022, respectively).
(10)	For the year ended September 30, 2022.
32
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Conservative Allocation Fund (Conservative), Calvert Moderate Allocation Fund (Moderate) and Calvert Growth Allocation Fund (Growth) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Conservative is to seek current income and capital appreciation, consistent with the preservation of capital. The investment objective of Moderate is to seek long-term capital appreciation and growth of income, with current income a secondary objective. The investment objective of Growth is to seek long-term capital appreciation. Each Fund is a "fund-of-funds" that invests primarily in a combination of other Calvert equity and income funds (the Underlying Funds). The financial statements of the Underlying Funds are included in their shareholder reports, which are available free of charge at www.calvert.com.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in the Underlying Funds and in money market funds are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant
33

Calvert
Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2024, based on the inputs used to value them:
Conservative
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 235,609,351	$ —	$ —	$ 235,609,351
U.S. Treasury Obligations	—	10,056,953	—	10,056,953
Short-Term Investments	3,476,389	—	—	3,476,389
Total Investments	$239,085,740	$10,056,953	$ —	$249,142,693
Futures Contracts	$ 206,865	$ —	$ —	$ 206,865
Total	$239,292,605	$10,056,953	$ —	$249,349,558
Moderate
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 379,476,957	$ —	$ —	$ 379,476,957
U.S. Treasury Obligations	—	9,708,816	—	9,708,816
Short-Term Investments	2,805,607	—	—	2,805,607
Total Investments	$382,282,564	$9,708,816	$ —	$391,991,380
Futures Contracts	$ 179,693	$ —	$ —	$ 179,693
Total	$382,462,257	$9,708,816	$ —	$392,171,073
Liability Description
Futures Contracts	$ (1,891)	$ —	$ —	$ (1,891)
Total	$ (1,891)	$ —	$ —	$ (1,891)
Growth
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 348,960,126	$ —	$ —	$ 348,960,126
Short-Term Investments	2,707,090	—	—	2,707,090
Total Investments	$351,667,216	$ —	$ —	$351,667,216
Futures Contracts	$ 77,741	$ —	$ —	$ 77,741
Total	$351,744,957	$ —	$ —	$351,744,957
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that
34

Calvert
Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared and paid quarterly for Conservative and Moderate and annually for Growth. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, provides investment advisory services to the Funds. CRM does not receive compensation from the Funds for performing investment advisory services. CRM does, however, receive a fee for investment advisory services provided to the Underlying Funds.
35

Calvert
Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Funds may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. Each Fund’s expenses are reduced by an amount equal to its pro rata share of the advisory and administration fees incurred by each Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, expenses reimbursed by CRM for Conservative, Moderate and Growth were $1,920, $1,540 and $3,902, respectively, relating to each Fund’s investment in the Liquidity Fund.
For Growth, CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, borrowing costs, taxes or litigation expenses) exceed 0.43%, 1.18%, 0.18% and 0.14% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. For Growth, the expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $34,633 for Growth. CRM serves as the administrator of the Funds, but receives no compensation.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Conservative, Moderate and Growth paid or accrued for the six months ended March 31, 2024 amounted to $218,811, $341,060 and $303,171, respectively, for Class A shares and $80,071, $118,704 and $81,720, respectively, for Class C shares.
The Funds were informed that EVD received $5,848, $16,624 and $36,673 for Conservative, Moderate and Growth, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024.
For the six months ended March 31, 2024, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Conservative	Moderate	Growth
Class A	$ 236	$ 300	$ —(1)
Class C	1,097	1,822	1,563

(1)	Amount is less than $100.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $14,265, $41,596 and $31,454 for Conservative, Moderate and Growth, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.
36

Calvert
Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Conservative	Moderate	Growth
Purchases
Non-U.S. Government and Agency Securities	$ 10,191,092	$ 24,412,510	$ 31,409,481
Sales
U.S. Government and Agency Securities	$ 4,225,627	$ 2,643,589	$ 5,224,803
Non-U.S. Government and Agency Securities	19,917,817	38,631,249	23,592,392
Total Sales	$24,143,444	$41,274,838	$28,817,195
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, Conservative, for federal income tax purposes, had deferred capital losses of $6,432,012 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $6,432,012 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2024, as determined on a federal income tax basis, were as follows:
	Conservative	Moderate	Growth
Aggregate cost	$239,770,006	$338,334,248	$283,929,231
Gross unrealized appreciation	$ 20,160,941	$ 60,174,075	$ 68,589,812
Gross unrealized depreciation	(10,581,389)	(6,339,141)	(774,086)
Net unrealized appreciation	$ 9,579,552	$ 53,834,934	$ 67,815,726
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2024 is included in each Fund's Schedule of Investments. During the six months ended March 31, 2024, each Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At March 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Conservative
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$206,865 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
37

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Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Moderate
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$179,693 (1)	$(1,891) (1)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Growth
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$77,741 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2024 was as follows:
Statements of Operations Caption	Conservative	Moderate	Growth
Net realized gain (loss):
Futures contracts	$ (70,538)	$ (143,848)	$ (114,587)
Total	$ (70,538)	$(143,848)	$(114,587)
Change in unrealized appreciation (depreciation):
Futures contracts	$ 913,134	$ 863,795	$ 152,841
Total	$913,134	$ 863,795	$ 152,841
The average notional cost of futures contracts outstanding during the six months ended March 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
	Conservative	Moderate	Growth
Futures contracts — long	$21,362,000	$24,994,000	$8,037,000
Futures contracts — short	$ —	$ —	$ 315,000
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
The Funds had no borrowings outstanding pursuant to their line of credit at March 31, 2024. Average borrowings and the weighted average annual interest rate (excluding fees) for Conservative, Moderate and Growth for the six months ended March 31, 2024 were $456,230 and 6.55%, $556,175 and 6.49% and $510,055 and 6.50%, respectively.
38

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Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2024, the value of each Fund’s investment in affiliated funds, including funds that may be deemed to be affiliated, was $239,085,740, $382,282,564 and $351,667,216 for Conservative, Moderate and Growth, respectively, which represents 96.0%, 97.6% and 99.9% of net assets for Conservative, Moderate and Growth, respectively. Transactions in such investments by the Funds for the six months ended March 31, 2024 were as follows:
Conservative
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$69,602,117	$ 1,635,100	$ (4,317,706)	$ (657,404)	$ 3,812,555	$ 70,074,662	$ 1,635,240	$ —	4,866,296
Core Bond Fund, Class I	24,878,115	605,683	(1,355,773)	(35,689)	933,849	25,026,185	580,731	—	1,590,985
Emerging Markets Advancement Fund, Class I	6,096,781	178,927	(1,212,294)	(205,018)	811,869	5,670,265	178,927	—	504,921
Emerging Markets Equity Fund, Class R6	1,835,864	19,784	(99,179)	(3,593)	150,923	1,903,799	19,784	—	114,825
Equity Fund, Class R6	7,241,115	131,897	(1,066,780)	230,942	984,527	7,521,701	29,895	102,002	78,107
Flexible Bond Fund, Class R6	7,517,814	214,669	(494,266)	(19,870)	276,799	7,495,146	214,693	—	518,695
Floating-Rate Advantage Fund, Class R6	9,433,439	503,515	(619,256)	(54,956)	138,646	9,401,388	428,609	—	1,044,599
Focused Value Fund, Class R6	6,068,754	66,519	(547,110)	20,826	945,173	6,554,162	66,519	—	575,937
High Yield Bond Fund, Class R6	6,255,039	182,085	(469,675)	(42,439)	332,274	6,257,284	182,105	—	259,316
International Equity Fund, Class R6	6,614,264	72,268	(843,832)	133,857	820,562	6,797,119	72,268	—	277,547
International Opportunities Fund, Class R6	4,873,269	96,047	(1,749,233)	48,375	498,734	3,767,192	71,049	—	222,253
International Responsible Index Fund, Class R6	5,468,557	116,906	(744,653)	82,104	769,956	5,692,870	116,906	—	187,019
Liquidity Fund	5,377,925	16,553,250	(18,454,786)	—	—	3,476,389	65,562	—	3,476,389
Mid-Cap Fund, Class I	1,815,836	3,012	(223,355)	621	315,956	1,912,070	3,012	—	41,594
Mortgage Access Fund, Class I	12,929,949	585,291	—	—	274,749	13,789,989	385,348	—	1,431,982
Short Duration Income Fund, Class R6	5,044,979	147,542	(320,906)	(16,598)	132,260	4,987,277	122,555	—	319,902
Small-Cap Fund, Class R6	4,235,938	17,743	(497,520)	7,845	771,200	4,535,206	17,743	—	126,646
Ultra-Short Duration Income Fund, Class R6	10,097,125	387,195	(618,849)	(6,162)	88,192	9,947,501	262,231	—	1,008,874
U.S. Large-Cap Core Responsible Index Fund, Class R6	14,514,146	4,177,366	(1,949,849)	98,854	3,578,492	20,419,009	218,176	—	445,053
39

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Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Conservative — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
U.S. Large-Cap Growth Responsible Index Fund, Class R6	$ 7,225,740	$ 768,472	$ (974,925)	$ 103,427	$ 1,722,743	$ 8,845,457	$ 55,326	$ —	148,165
U.S. Large-Cap Value Responsible Index Fund, Class R6	10,930,482	244,882	(1,365,537)	90,655	1,874,716	11,775,198	244,882	—	366,372
U.S. Mid-Cap Core Responsible Index Fund, Class R6	3,049,392	36,187	(447,118)	60,205	537,205	3,235,871	36,187	—	80,056
Total				$ (164,018)	$19,771,380	$239,085,740	$5,007,748	$102,002
Moderate
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$37,106,184	$ 1,502,215	$ (1,215,450)	$ (103,239)	$ 1,792,361	$ 39,082,071	$ 888,907	$ —	2,714,033
Core Bond Fund, Class I	18,442,760	824,071	(380,535)	(9,229)	674,984	19,552,051	440,743	—	1,242,979
Emerging Markets Advancement Fund, Class I	16,781,735	530,716	(1,903,239)	(377,532)	2,133,818	17,165,498	530,717	—	1,528,539
Emerging Markets Equity Fund, Class R6	8,990,637	196,629	(1,891,931)	(367,409)	1,020,121	7,948,047	81,621	—	479,376
Equity Fund, Class R6	16,838,953	941,270	(1,495,113)	8,920	2,893,174	19,187,204	76,367	260,571	199,244
Flexible Bond Fund, Class R6	11,525,728	330,408	(529,356)	(22,966)	418,351	11,722,165	330,444	—	811,222
Floating-Rate Advantage Fund, Class R6	13,926,978	674,714	(1,965,776)	(214,270)	324,787	12,746,433	598,160	—	1,416,270
Focused Value Fund, Class R6	19,262,843	214,896	(1,070,587)	35,079	3,078,520	21,520,751	214,895	—	1,891,103
High Yield Bond Fund, Class R6	13,476,130	376,229	(1,738,586)	(176,034)	786,559	12,724,298	376,270	—	527,323
International Equity Fund, Class R6	18,298,615	516,082	(1,035,077)	68,638	2,648,167	20,496,425	213,917	—	836,930
International Opportunities Fund, Class R6	16,162,113	636,686	(4,882,607)	133,983	1,704,715	13,754,890	253,324	—	811,498
International Responsible Index Fund, Class R6	15,550,458	339,547	(1,524,966)	6,229	2,445,886	16,817,154	339,547	—	552,469
Liquidity Fund	4,163,915	20,230,763	(21,589,071)	—	—	2,805,607	52,619	—	2,805,607
Mid-Cap Fund, Class I	3,676,112	6,174	(342,764)	(30,392)	676,163	3,985,293	6,174	—	86,693
40

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Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Mortgage Access Fund, Class I	$11,233,543	$ 635,456	$ (378,839)	$ 315	$ 249,004	$ 11,739,479	$ 328,802	$ —	1,219,053
Short Duration Income Fund, Class R6	5,802,900	141,264	(264,395)	(16,833)	150,158	5,813,094	141,275	—	372,873
Small-Cap Fund, Class R6	10,863,944	42,946	(1,709,862)	5,703	1,937,439	11,140,170	42,946	—	311,091
Ultra-Short Duration Income Fund, Class R6	11,658,198	320,196	(4,268,662)	1,632	77,567	7,788,931	243,551	—	789,952
U.S. Large-Cap Core Responsible Index Fund, Class R6	46,861,230	6,521,799	(4,677,018)	208,746	10,971,429	59,886,186	629,560	—	1,305,279
U.S. Large-Cap Growth Responsible Index Fund, Class R6	17,014,640	8,975,655	(2,415,183)	157,251	4,952,723	28,685,086	175,065	—	480,487
U.S. Large-Cap Value Responsible Index Fund, Class R6	26,287,657	584,885	(3,005,378)	187,652	4,549,576	28,604,392	584,885	—	889,994
U.S. Mid-Cap Core Responsible Index Fund, Class R6	9,216,867	100,670	(1,935,923)	250,649	1,485,076	9,117,339	100,670	—	225,565
Total				$ (253,107)	$44,970,578	$382,282,564	$6,650,459	$260,571
Growth
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Core Bond Fund, Class I	$12,255,152	$ 1,170,113	$ —	$ —	$ 436,116	$ 13,861,381	$ 303,382	$ —	881,207
Emerging Markets Advancement Fund, Class I	20,139,813	1,007,200	(609,484)	(134,714)	2,376,557	22,779,372	682,210	—	2,028,439
Emerging Markets Equity Fund, Class R6	11,963,777	308,649	(2,570,141)	(597,327)	1,461,854	10,566,812	105,487	—	637,323
Equity Fund, Class R6	17,881,136	3,887,394	(677,204)	11,051	3,240,164	24,342,541	91,694	312,866	252,778
Floating-Rate Advantage Fund, Class R6	4,590,684	302,200	(552,482)	(47,347)	84,616	4,377,671	200,659	—	486,408
Focused Value Fund, Class R6	19,049,362	740,942	(237,021)	2,918	3,182,174	22,738,375	219,597	—	1,998,100
High Yield Bond Fund, Class R6	8,798,956	453,941	(974,969)	(77,620)	479,457	8,679,765	250,805	—	359,708
International Equity Fund, Class R6	21,709,260	1,498,015	(507,903)	(15,339)	3,316,414	26,000,447	263,055	—	1,061,676
41

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Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Growth — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
International Opportunities Fund, Class R6	$17,917,886	$ 837,216	$ (4,239,839)	$ (38,488)	$ 2,098,935	$ 16,575,710	$ 295,451	$ —	977,918
International Responsible Index Fund, Class R6	22,006,520	530,336	(643,345)	(29,988)	3,605,503	25,469,026	497,837	—	836,696
Liquidity Fund	9,732,678	8,283,026	(15,308,614)	—	—	2,707,090	133,356	—	2,707,090
Mid-Cap Fund, Class I	4,567,771	6,677	(914,055)	(88,922)	851,172	4,422,643	6,677	—	96,207
Small-Cap Fund, Class R6	12,027,643	46,994	(1,673,782)	(126,197)	2,289,159	12,563,817	46,995	—	350,847
Ultra-Short Duration Income Fund, Class R6	6,413,818	350,266	(1,624,948)	9,563	37,395	5,186,094	147,120	—	525,973
U.S. Large-Cap Core Responsible Index Fund, Class R6	52,996,400	8,531,134	(3,555,324)	234,143	12,711,279	70,917,632	721,853	—	1,545,720
U.S. Large-Cap Growth Responsible Index Fund, Class R6	18,806,894	10,904,457	(2,167,055)	170,250	5,645,714	33,360,260	197,324	—	558,798
U.S. Large-Cap Value Responsible Index Fund, Class R6	31,153,564	718,649	(1,361,044)	60,660	5,735,656	36,307,485	718,649	—	1,129,667
U.S. Mid-Cap Core Responsible Index Fund, Class R6	10,015,717	115,300	(1,283,796)	161,195	1,802,679	10,811,095	115,300	—	267,469
Total				$ (506,162)	$49,354,844	$351,667,216	$4,997,451	$312,866
8  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
42

Calvert
Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Conservative
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	318,201	$ 5,390,448	1,151,240	$ 19,097,240
Reinvestment of distributions	181,145	3,142,641	345,065	5,640,826
Shares redeemed	(1,183,091)	(19,947,984)	(2,035,736)	(33,739,454)
Net decrease	(683,745)	$(11,414,895)	(539,431)	$ (9,001,388)
Class C
Shares sold	30,758	$ 515,030	113,146	$ 1,857,003
Reinvestment of distributions	13,478	230,692	27,321	440,383
Shares redeemed	(209,598)	(3,475,877)	(320,865)	(5,224,962)
Net decrease	(165,362)	$ (2,730,155)	(180,398)	$ (2,927,576)
Class I
Shares sold	335,902	$ 5,715,276	514,651	$ 8,598,070
Reinvestment of distributions	60,417	1,049,166	121,422	1,987,015
Shares redeemed	(725,878)	(12,337,309)	(1,175,912)	(19,479,063)
Net decrease	(329,559)	$ (5,572,867)	(539,839)	$ (8,893,978)
Class R6
Shares sold	182,831	$ 3,208,882	13,727	$ 230,508
Reinvestment of distributions	1,709	29,815	395	6,440
Shares redeemed	(4,234)	(73,427)	(1,255)	(20,929)
Net increase	180,306	$ 3,165,270	12,867	$ 216,019
Moderate
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	438,746	$ 8,944,385	1,164,851	$ 23,273,551
Reinvestment of distributions	735,905	15,069,153	326,792	6,391,790
Shares redeemed	(1,237,672)	(25,088,952)	(1,896,265)	(37,851,410)
Net decrease	(63,021)	$ (1,075,414)	(404,622)	$ (8,186,069)
43

Calvert
Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class C
Shares sold	59,487	$ 1,127,581	129,400	$ 2,423,194
Reinvestment of distributions	69,393	1,325,852	26,615	485,740
Shares redeemed	(226,714)	(4,315,264)	(376,192)	(7,051,961)
Net decrease	(97,834)	$ (1,861,831)	(220,177)	$ (4,143,027)
Class I
Shares sold	461,175	$ 9,365,586	1,136,505	$ 22,787,881
Reinvestment of distributions	208,979	4,287,008	101,040	1,980,547
Shares redeemed	(710,810)	(14,741,799)	(1,065,171)	(21,219,592)
Net increase (decrease)	(40,656)	$ (1,089,205)	172,374	$ 3,548,836
Class R6
Shares sold	12,932	$ 258,753	60,274	$ 1,239,649
Reinvestment of distributions	3,626	74,360	390	7,689
Shares redeemed	(2,644)	(54,706)	(7,598)	(154,650)
Net increase	13,914	$ 278,407	53,066	$ 1,092,688
Growth
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	567,700	$ 13,683,180	1,371,824	$ 31,612,276
Reinvestment of distributions	431,503	10,485,514	256,573	5,672,819
Shares redeemed	(682,648)	(16,465,395)	(944,599)	(21,923,169)
Net increase	316,555	$ 7,703,299	683,798	$ 15,361,926
Class C
Shares sold	85,124	$ 1,695,062	176,354	$ 3,353,256
Reinvestment of distributions	38,076	759,236	23,956	438,866
Shares redeemed	(148,883)	(2,945,682)	(303,926)	(5,796,796)
Net decrease	(25,683)	$ (491,384)	(103,616)	$ (2,004,674)
Class I
Shares sold	302,282	$ 7,338,979	599,846	$ 13,931,815
Reinvestment of distributions	131,801	3,218,587	80,229	1,781,885
Shares redeemed	(491,845)	(12,009,650)	(533,877)	(12,361,336)
Net increase (decrease)	(57,762)	$ (1,452,084)	146,198	$ 3,352,364
44

Calvert
Asset Allocation Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Growth — continued
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares sold	5,724	$ 141,594	19,908	$ 466,210
Reinvestment of distributions	1,141	27,842	171	3,789
Shares redeemed	(1,242)	(29,926)	(2,128)	(50,176)
Net increase	5,623	$ 139,510	17,951	$ 419,823
45

Calvert
Asset Allocation Funds
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
46

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

47

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
48

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
49

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
50

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24206     3.31.24

Calvert
Focused Value Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
Focused Value Fund

Calvert
Focused Value Fund
March 31, 2024
Performance

Portfolio Manager(s) Aaron S. Dunn, CFA and Bradley T. Galko, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Since Inception
Class A at NAV	04/29/2022	04/29/2022	17.69%	16.74%	7.48%
Class A with 5.25% Maximum Sales Charge	—	—	11.52	10.66	4.53
Class C at NAV	04/29/2022	04/29/2022	17.17	15.86	6.65
Class C with 1% Maximum Deferred Sales Charge	—	—	16.17	14.86	6.65
Class I at NAV	04/29/2022	04/29/2022	17.76	17.05	7.72
Class R6 at NAV	04/29/2022	04/29/2022	17.70	16.98	7.66

Russell 1000® Value Index	—	—	19.34%	20.27%	9.91%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.21%	1.96%	0.96%	0.96%
Net	0.99	1.74	0.74	0.74
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Focused Value Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Walt Disney Co.	4.6%
NextEra Energy, Inc.	4.2
Reinsurance Group of America, Inc.	3.9
Charles Schwab Corp.	3.9
Hasbro, Inc.	3.9
Micron Technology, Inc.	3.7
Wells Fargo & Co.	3.7
Ball Corp.	3.6
Zebra Technologies Corp., Class A	3.5
M&T Bank Corp.	3.5
Total	38.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Focused Value Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Focused Value Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,176.90	$5.39 **	0.99%
Class C	$1,000.00	$1,171.70	$9.45 **	1.74%
Class I	$1,000.00	$1,177.60	$4.03 **	0.74%
Class R6	$1,000.00	$1,177.00	$4.03 **	0.74%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.05	$5.00 **	0.99%
Class C	$1,000.00	$1,016.30	$8.77 **	1.74%
Class I	$1,000.00	$1,021.30	$3.74 **	0.74%
Class R6	$1,000.00	$1,021.30	$3.74 **	0.74%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Focused Value Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Banks — 7.1%
M&T Bank Corp.	14,686	$ 2,135,932
Wells Fargo & Co.	38,850	2,251,746
		$ 4,387,678
Biotechnology — 2.6%
AbbVie, Inc.	8,664	$ 1,577,714
		$ 1,577,714
Building Products — 2.9%
Johnson Controls International PLC	27,297	$ 1,783,040
		$ 1,783,040
Capital Markets — 7.0%
Charles Schwab Corp.	33,250	$ 2,405,305
Interactive Brokers Group, Inc., Class A	17,109	1,911,246
		$ 4,316,551
Chemicals — 2.9%
FMC Corp.	28,032	$ 1,785,638
		$ 1,785,638
Consumer Staples Distribution & Retail — 5.8%
BJ's Wholesale Club Holdings, Inc.(1)	22,200	$ 1,679,430
Dollar Tree, Inc.(1)	13,966	1,859,573
		$ 3,539,003
Containers & Packaging — 3.6%
Ball Corp.	33,230	$ 2,238,373
		$ 2,238,373
Electric Utilities — 4.1%
NextEra Energy, Inc.	39,881	$ 2,548,795
		$ 2,548,795
Electrical Equipment — 2.3%
Emerson Electric Co.	12,442	$ 1,411,172
		$ 1,411,172
Electronic Equipment, Instruments & Components — 3.5%
Zebra Technologies Corp., Class A(1)	7,101	$ 2,140,525
		$ 2,140,525
Energy Equipment & Services — 3.0%
Baker Hughes Co.	55,628	$ 1,863,538
		$ 1,863,538
Security	Shares	Value
Entertainment — 4.5%
Walt Disney Co.	22,845	$ 2,795,314
		$ 2,795,314
Food Products — 1.6%
Hershey Co.	4,912	$ 955,384
		$ 955,384
Household Products — 3.0%
Clorox Co.	11,873	$ 1,817,875
		$ 1,817,875
Insurance — 7.3%
American International Group, Inc.	26,117	$ 2,041,566
Reinsurance Group of America, Inc.	12,506	2,412,157
		$ 4,453,723
Interactive Media & Services — 1.6%
Alphabet, Inc., Class A(1)	6,335	$ 956,142
		$ 956,142
Leisure Products — 3.9%
Hasbro, Inc.	41,933	$ 2,370,053
		$ 2,370,053
Life Sciences Tools & Services — 3.4%
Thermo Fisher Scientific, Inc.	3,598	$ 2,091,194
		$ 2,091,194
Machinery — 5.8%
Toro Co.	18,866	$ 1,728,692
Westinghouse Air Brake Technologies Corp.	12,396	1,805,849
		$ 3,534,541
Multi-Utilities — 2.9%
CMS Energy Corp.	29,119	$ 1,757,041
		$ 1,757,041
Pharmaceuticals — 5.3%
Sanofi SA	18,245	$ 1,774,954
Zoetis, Inc.	8,893	1,504,785
		$ 3,279,739
Professional Services — 2.7%
Robert Half, Inc.	21,068	$ 1,670,271
		$ 1,670,271
Residential REITs — 3.4%
Mid-America Apartment Communities, Inc.	15,949	$ 2,098,569
		$ 2,098,569

6

Calvert
Focused Value Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 6.2%
Micron Technology, Inc.	19,461	$ 2,294,257
ON Semiconductor Corp.(1)	20,566	1,512,630
		$ 3,806,887
Specialty Retail — 2.6%
Lithia Motors, Inc., Class A	5,292	$ 1,592,151
		$ 1,592,151
Total Common Stocks (identified cost $52,838,161)		$60,770,911

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	559,249	$ 559,249
Total Short-Term Investments (identified cost $559,249)		$ 559,249
Total Investments — 99.9% (identified cost $53,397,410)		$61,330,160
Other Assets, Less Liabilities — 0.1%		$ 30,990
Net Assets — 100.0%		$61,361,150

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Abbreviations:
REITs	– Real Estate Investment Trusts
7

Calvert
Focused Value Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $52,838,161)	$ 60,770,911
Investments in securities of affiliated issuers, at value (identified cost $559,249)	559,249
Receivable for investments sold	938,633
Dividends receivable	44,723
Dividends receivable - affiliated	6,136
Tax reclaims receivable	601
Receivable from affiliate	12,707
Trustees' deferred compensation plan	325
Total assets	$62,333,285
Liabilities
Payable for investments purchased	$ 915,167
Payable to affiliates:
Investment advisory fee	25,185
Administrative fee	6,090
Distribution and service fees	204
Sub-transfer agency fee	153
Trustees' fees and expenses	701
Trustees' deferred compensation plan	325
Accrued expenses	24,310
Total liabilities	$ 972,135
Net Assets	$61,361,150
Sources of Net Assets
Paid-in capital	$ 53,845,818
Distributable earnings	7,515,332
Net Assets	$61,361,150
Class A Shares
Net Assets	$ 764,036
Shares Outstanding	67,154
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.38
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 12.01
Class C Shares
Net Assets	$ 71,765
Shares Outstanding	6,357
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.29
Class I Shares
Net Assets	$ 9,634,157
Shares Outstanding	845,316
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.40
8
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$ 50,891,192
Shares Outstanding	4,470,204
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.38

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income	$ 511,170
Dividend income - affiliated issuers	23,934
Total investment income	$ 535,104
Expenses
Investment advisory fee	$ 140,117
Administrative fee	33,628
Distribution and service fees:
Class A	564
Class C	317
Trustees' fees and expenses	2,191
Custodian fees	6,211
Transfer agency fees and expenses	810
Accounting fees	7,977
Professional fees	16,266
Registration fees	51,323
Reports to shareholders	532
Miscellaneous	7,522
Total expenses	$ 267,458
Waiver and/or reimbursement of expenses by affiliates	$ (59,736)
Net expenses	$ 207,722
Net investment income	$ 327,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (44,504)
Foreign currency transactions	2,088
Net realized loss	$ (42,416)
Change in unrealized appreciation (depreciation):
Investment securities	$ 9,134,417
Foreign currency	12
Net change in unrealized appreciation (depreciation)	$9,134,429
Net realized and unrealized gain	$9,092,013
Net increase in net assets from operations	$9,419,395
10
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 327,382	$ 468,746
Net realized loss	(42,416)	(458,115)
Net change in unrealized appreciation (depreciation)	9,134,429	(771,288)
Net increase (decrease) in net assets from operations	$ 9,419,395	$ (760,657)
Distributions to shareholders:
Class A	$ (3,525)	$ (343)
Class C	(170)	—
Class I	(95,572)	(8,563)
Class R6	(501,564)	(51,388)
Total distributions to shareholders	$ (600,831)	$ (60,294)
Capital share transactions:
Class A	$ 307,264	$ 182,258
Class C	3,564	9,308
Class I	(548,954)	3,737,146
Class R6	(831,809)	45,579,492
Net increase (decrease) in net assets from capital share transactions	$ (1,069,935)	$49,508,204
Net increase in net assets	$ 7,748,629	$48,687,253
Net Assets
At beginning of period	$ 53,612,521	$ 4,925,268
At end of period	$61,361,150	$53,612,521
11
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.75	$ 9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.05	$ 0.10	$ 0.03
Net realized and unrealized gain (loss)	1.67	0.61 (3)	(0.98)
Total income (loss) from operations	$ 1.72	$ 0.71	$ (0.95)
Less Distributions
From net investment income	$ (0.09)	$ (0.01)	$ —
Total distributions	$ (0.09)	$(0.01)	$ —
Net asset value — End of period	$11.38	$ 9.75	$ 9.05
Total Return(4)	17.69% (5)	7.86%	(9.50)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 764	$ 378	$ 187
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.20% (7)	1.22%	5.09% (7)
Net expenses	0.99% (7)(8)	0.99% (8)	0.99% (7)(8)
Net investment income	0.87% (7)	1.00%	0.77% (7)
Portfolio Turnover	67% (5)	75%	13% (5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022).
12
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.66	$ 9.02	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.01	$ 0.02	$ 0.01
Net realized and unrealized gain (loss)	1.65	0.62 (3)	(0.99)
Total income (loss) from operations	$ 1.66	$0.64	$ (0.98)
Less Distributions
From net investment income	$ (0.03)	$ —	$ —
Total distributions	$ (0.03)	$ —	$ —
Net asset value — End of period	$11.29	$9.66	$ 9.02
Total Return(4)	17.17% (5)	7.10%	(9.80)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 72	$ 58	$ 45
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.95% (7)	1.95%	5.84% (7)
Net expenses	1.74% (7)(8)	1.74% (8)	1.75% (7)(8)
Net investment income	0.17% (7)	0.24%	0.26% (7)
Portfolio Turnover	67% (5)	75%	13% (5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022).
13
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.78	$ 9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.06	$ 0.13	$ 0.05
Net realized and unrealized gain (loss)	1.67	0.62 (3)	(1.00)
Total income (loss) from operations	$ 1.73	$ 0.75	$ (0.95)
Less Distributions
From net investment income	$ (0.11)	$ (0.02)	$ —
Total distributions	$ (0.11)	$ (0.02)	$ —
Net asset value — End of period	$11.40	$ 9.78	$ 9.05
Total Return(4)	17.76% (5)	8.25%	(9.50)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 9,634	$8,759	$4,648
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.95% (7)	0.96%	4.83% (7)
Net expenses	0.74% (7)(8)	0.74% (8)	0.74% (7)(8)
Net investment income	1.17% (7)	1.28%	1.27% (7)
Portfolio Turnover	67% (5)	75%	13% (5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022).
14
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.77	$ 9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.06	$ 0.13	$ 0.05
Net realized and unrealized gain (loss)	1.66	0.61 (3)	(1.00)
Total income (loss) from operations	$ 1.72	$ 0.74	$ (0.95)
Less Distributions
From net investment income	$ (0.11)	$ (0.02)	$ —
Total distributions	$ (0.11)	$ (0.02)	$ —
Net asset value — End of period	$ 11.38	$ 9.77	$ 9.05
Total Return(4)	17.70% (5)	8.20%	(9.50)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,891	$44,418	$ 45
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.95% (7)	0.96%	4.84% (7)
Net expenses	0.74% (7)(8)	0.74% (8)	0.75% (7)(8)
Net investment income	1.17% (7)	1.29%	1.26% (7)
Portfolio Turnover	67% (5)	75%	13% (5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022).
15
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Focused Value Fund (the Fund) is a diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
16

Calvert
Focused Value Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 3,751,456	$ —	$ —	$ 3,751,456
Consumer Discretionary	3,962,204	—	—	3,962,204
Consumer Staples	6,312,262	—	—	6,312,262
Energy	1,863,538	—	—	1,863,538
Financials	13,157,952	—	—	13,157,952
Health Care	5,173,693	1,774,954	—	6,948,647
Industrials	8,399,024	—	—	8,399,024
Information Technology	5,947,412	—	—	5,947,412
Materials	4,024,011	—	—	4,024,011
Real Estate	2,098,569	—	—	2,098,569
Utilities	4,305,836	—	—	4,305,836
Total Common Stocks	$58,995,957	$1,774,954 (1)	$ —	$60,770,911
Short-Term Investments	$ 559,249	$ —	$ —	$ 559,249
Total Investments	$59,555,206	$1,774,954	$ —	$61,330,160

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service
17

Calvert
Focused Value Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.50% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $140,117.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $718 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99%, 1.74%, 0.74% and 0.74% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $59,018.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $33,628.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts.The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $564 and $317 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $483 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
18

Calvert
Focused Value Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $37,079,550 and $37,735,386, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $282,949 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $223,564 are short-term and $59,385 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$53,649,695
Gross unrealized appreciation	$ 8,301,339
Gross unrealized depreciation	(620,874)
Net unrealized appreciation	$ 7,680,465
5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
6  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in  funds that may be deemed to be affiliated was $559,249, which represents 0.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,316,739	$11,246,119	$(12,003,609)	$ —	$ —	$559,249	$23,934	559,249
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
19

Calvert
Focused Value Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	30,169	$ 324,190	21,774	$ 221,842
Reinvestment of distributions	336	3,525	35	340
Shares redeemed	(2,089)	(20,451)	(3,710)	(39,924)
Net increase	28,416	$ 307,264	18,099	$ 182,258
Class C
Shares sold	344	$ 3,421	999	$ 9,308
Reinvestment of distributions	16	170	—	—
Shares redeemed	(2)	(27)	—	—
Net increase	358	$ 3,564	999	$ 9,308
Class I
Shares sold	41,409	$ 435,500	391,732	$ 3,898,679
Reinvestment of distributions	9,111	95,572	876	8,563
Shares redeemed	(101,191)	(1,080,026)	(10,025)	(170,096)
Net increase (decrease)	(50,671)	$ (548,954)	382,583	$ 3,737,146
Class R6
Shares sold	49,704	$ 521,345	4,565,879	$ 45,817,101
Reinvestment of distributions	47,859	501,564	5,265	51,388
Shares redeemed	(174,946)	(1,854,718)	(28,557)	(288,997)
Net increase (decrease)	(77,383)	$ (831,809)	4,542,587	$45,579,492
At March 31, 2024, Calvert Growth Allocation Fund, Calvert Moderate Allocation Fund and Calvert Conservative Allocation Fund owned in the aggregate 82.8% of the value of the outstanding shares of the Fund and EVM owned 9.4% of the value of the outstanding shares of the Fund.
20

Calvert
Focused Value Fund
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
21

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

22

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
23

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
24

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
25

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Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
41357     3.31.24

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics - Not applicable (please see Item 2)

(a)(2)(i)	Principal Executive Officer’s Section 302 certification.

(a)(2)(ii)	Principal Financial Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	May 22, 2024

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	May 22, 2024